UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21922

RS VARIABLE PRODUCTS TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners VIP Series

March 31, 2010 (unaudited)		Shares	Value
Common Stocks — 94.9%
Asset Management & Custodian — 2.1%
SEI Investments Co.		18,763	$412,223
			412,223
Auto Parts — 2.8%
BorgWarner, Inc.(1)		14,369	548,608
			548,608
Banks: Diversified — 17.7%
Associated Banc-Corp		48,645	671,301
Commerce Bancshares, Inc.		10,643	437,853
First Financial Bancorp		12,217	217,340
First Horizon National Corp.(1)		35,324	496,302
FirstMerit Corp.		10,078	217,382
Marshall & Ilsley Corp.		56,390	453,940
Susquehanna Bancshares, Inc.		24,230	237,696
Whitney Holding Corp.		36,850	508,162
Wilmington Trust Corp.		13,380	221,707
			3,461,683
Banks: Savings, Thrift & Mortgage Lending — 3.5%
First Niagara Financial Group, Inc.		20,170	286,818
Ocwen Financial Corp.(1)		36,771	407,790
			694,608
Biotechnology — 1.7%
Myriad Genetics, Inc.(1)		13,934	335,113
			335,113
Casinos & Gambling — 1.9%
Scientific Games Corp., Class A(1)		26,355	371,078
			371,078
Coal — 1.0%
Peabody Energy Corp.		4,290	196,053
			196,053
Communications Technology — 2.6%
Comverse Technology, Inc.(1)		61,172	507,728
			507,728
Computer Services, Software & Systems — 3.5%
ACI Worldwide, Inc.(1)		33,322	686,767
			686,767
Consumer Lending — 2.1%
MoneyGram International, Inc.(1)		108,583	413,701
			413,701
Consumer Services: Miscellaneous — 5.0%
Coinstar, Inc.(1)		23,887	776,327
KAR Auction Services, Inc.(1)		13,613	205,012
			981,339
Education Services — 3.8%
Career Education Corp.(1)		16,602	525,287
Corinthian Colleges, Inc.(1)		12,795	225,064
			750,351
Entertainment — 1.7%
Live Nation Entertainment, Inc.(1)		22,376	324,452
			324,452
Financial Data & Systems — 7.1%
Broadridge Financial Solutions, Inc.		15,684	335,324
Euronet Worldwide, Inc.(1)		23,592	434,801
Jack Henry & Associates, Inc.		25,391	610,907
			1,381,032
Health Care Management Services — 2.4%
Magellan Health Services, Inc.(1)		10,717	465,975
			465,975

	Foreign Currency
Insurance: Life — 5.1%
Primerica, Inc.(1)		1,070	16,050
StanCorp Financial Group, Inc.		11,823	563,129
Torchmark Corp.		7,913	423,425
			1,002,604
Insurance: Multi-Line — 0.9%
eHealth, Inc.(1)		11,071	174,368
			174,368
Insurance: Property-Casualty — 1.9%
Genworth MI Canada, Inc.	CAD	13,670	369,460
			369,460
Medical & Dental Instruments & Supplies — 5.1%
Immucor, Inc.(1)		20,621	461,704
The Cooper Cos., Inc.		13,631	529,974
			991,678
Medical Equipment — 1.8%
Dionex Corp.(1)		4,811	359,767
			359,767
Metals & Minerals: Diversified — 2.6%
Compass Minerals International, Inc.		6,243	500,876
			500,876
Oil Well Equipment & Services — 2.0%
Key Energy Services, Inc.(1)		40,555	387,300
			387,300
Oil: Crude Producers — 5.3%
Concho Resources, Inc.(1)		7,784	392,002
Denbury Resources, Inc.(1)		37,864	638,766
			1,030,768
Production Technology Equipment — 2.6%
FEI Co.(1)		22,233	509,358
			509,358
Securities Brokerage & Services — 3.3%
MF Global Holdings Ltd.(1)		79,346	640,322
			640,322
Semiconductors & Components — 2.3%
Atmel Corp.(1)		89,369	449,526
			449,526
Textiles, Apparel & Shoes — 1.2%
Carter’s, Inc.(1)		7,501	226,155
			226,155
Utilities: Miscellaneous — 1.9%
Calpine Corp.(1)		31,990	380,361
			380,361
Total Common Stocks (Cost $15,054,931)			18,553,254

		Principal Amount
Repurchase Agreements — 5.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2010, maturity value of $1,099,000, due 4/1/2010(2)		$1,099,000	1,099,000
Total Repurchase Agreements (Cost $1,099,000)			1,099,000
Total Investments — 100.5% (Cost $16,153,931)			19,652,254
Other Liabilities, Net — (0.5)%			(105,809)
Total Net Assets — 100.0%			$19,546,445

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$1,123,875

Foreign-Denominated Security

CAD – Canadian Dollar

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,553,254	$—	$—	$18,553,254
Repurchase Agreements	—	1,099,000	—	1,099,000
Total	$18,553,254	$1,099,000	$—	$19,652,254

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series

March 31, 2010 (unaudited)		Shares	Value
Common Stocks — 92.6%
Aerospace — 2.3%
Rockwell Collins, Inc.		1,266	$79,239
			79,239
Asset Management & Custodian — 2.0%
State Street Corp.		1,489	67,214
			67,214
Auto Parts — 3.1%
BorgWarner, Inc.(1)		2,730	104,232
			104,232
Banks: Diversified — 11.3%
First Horizon National Corp.(1)		7,051	99,070
KeyCorp		13,812	107,043
Marshall & Ilsley Corp.		11,433	92,036
Regions Financial Corp.		10,692	83,932
			382,081
Beverage: Brewers & Distillers — 1.2%
Molson Coors Brewing Co., Class B		933	39,242
			39,242
Building Materials — 3.4%
Martin Marietta Materials, Inc.		1,355	113,210
			113,210
Casinos & Gambling — 1.3%
Scientific Games Corp., Class A(1)		3,221	45,352
			45,352
Chemicals: Diversified — 1.7%
Eastman Chemical Co.		889	56,612
			56,612
Chemicals: Speciality — 3.2%
Praxair, Inc.		1,287	106,821
			106,821
Coal — 2.2%
Peabody Energy Corp.		1,640	74,948
			74,948
Communications Technology — 2.4%
Comverse Technology, Inc.(1)		9,826	81,556
			81,556
Computer Services, Software & Systems — 1.5%
Synopsys, Inc.(1)		2,235	49,997
			49,997
Consumer Services: Miscellaneous — 2.2%
eBay, Inc.(1)		2,754	74,220
			74,220
Diversified Financial Services — 3.3%
Ameriprise Financial, Inc.		2,458	111,495
			111,495
Education Services — 3.3%
Career Education Corp.(1)		3,499	110,708
			110,708
Electronic Entertainment — 2.3%
Activision Blizzard, Inc.		6,523	78,667
			78,667
Financial Data & Systems — 1.9%
Fidelity National Information Services, Inc.		2,789	65,374
			65,374
Insurance: Life — 5.2%
Aflac, Inc.		1,690	91,750

	Foreign Currency
Prudential Financial, Inc.		1,390	84,095
			175,845
Insurance: Multi-Line — 5.9%
Aon Corp.		1,649	70,429
Genworth Financial, Inc., Class A(1)		6,998	128,343
			198,772
Leisure Time — 0.5%
Interval Leisure Group, Inc.(1)		1,081	15,739
			15,739
Machinery: Engines — 2.3%
Cummins, Inc.		1,264	78,305
			78,305
Medical & Dental Instruments & Supplies — 2.1%
St. Jude Medical, Inc.(1)		1,759	72,207
			72,207
Medical Equipment — 1.3%
Illumina, Inc.(1)		1,120	43,568
			43,568
Oil: Crude Producers — 4.6%
Southwestern Energy Co.(1)		2,180	88,770
Talisman Energy, Inc.	CAD	3,800	64,989
			153,759
Pharmaceuticals — 3.6%
Biovail Corp.		7,226	121,180
			121,180
Scientific Instruments: Gauges & Meters — 4.3%
Agilent Technologies, Inc.(1)		4,238	145,745
			145,745
Securities Brokerage & Services — 3.7%
E*TRADE Financial Corp.(1)		44,418	73,290
TD Ameritrade Holding Corp.(1)		2,644	50,394
			123,684
Semiconductors & Components — 2.6%
Atmel Corp.(1)		17,498	88,015
			88,015
Specialty Retail — 2.2%
Advance Auto Parts, Inc.		1,759	73,737
			73,737
Toys — 3.5%
Hasbro, Inc.		3,082	117,979
			117,979
Utilities: Miscellaneous — 2.2%
Calpine Corp.(1)		6,134	72,933
			72,933
Total Common Stocks (Cost $2,628,155)			3,122,436

		Principal Amount
Repurchase Agreements — 11.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $396,000, due 4/1/2010(2)		$396,000	396,000
Total Repurchase Agreements (Cost $396,000)			396,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value VIP Series (continued)

March 31, 2010 (unaudited)	Value
Total Investments — 104.3% (Cost $3,024,155)	$3,518,436
Other Liabilities, Net — (4.3)%	(145,782)
Total Net Assets — 100.0%	$3,372,654

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$404,595

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$3,122,436	$—	$—	$3,122,436
Repurchase Agreements	—	396,000	—	396,000
Total	$3,122,436	$396,000	$—	$3,518,436

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 94.3%
Asset Management & Custodian — 2.0%
State Street Corp.	410,050	$18,509,657
		18,509,657
Banks: Diversified — 5.2%
KeyCorp	2,864,500	22,199,875
Regions Financial Corp.	3,254,668	25,549,144
		47,749,019
Building Materials — 3.4%
Martin Marietta Materials, Inc.	375,235	31,350,884
		31,350,884
Chemicals: Speciality — 3.2%
Praxair, Inc.	352,077	29,222,391
		29,222,391
Computer Services, Software & Systems — 4.5%
Microsoft Corp.	686,877	20,104,890
Synopsys, Inc.(1)	942,922	21,093,165
		41,198,055
Consumer Services: Miscellaneous — 2.8%
eBay, Inc.(1)	971,370	26,178,421
		26,178,421
Diversified Financial Services — 5.9%
Citigroup, Inc.(1)	8,589,985	34,789,439
The Goldman Sachs Group, Inc.	116,267	19,838,638
		54,628,077
Diversified Materials & Processing — 3.0%
BHP Billiton Ltd., ADR	346,337	27,817,788
		27,817,788
Drug & Grocery Store Chains — 2.9%
CVS Caremark Corp.	747,130	27,315,073
		27,315,073
Electronic Entertainment — 2.9%
Activision Blizzard, Inc.	2,204,640	26,587,958
		26,587,958
Financial Data & Systems — 3.1%
Fidelity National Information Services, Inc.	1,238,578	29,032,268
		29,032,268
Gold — 1.0%
Goldcorp, Inc.	243,511	9,063,479
		9,063,479
Insurance: Life — 5.3%
Aflac, Inc.	461,324	25,045,280
Prudential Financial, Inc.	394,600	23,873,300
		48,918,580
Insurance: Multi-Line — 7.2%
Genworth Financial, Inc., Class A(1)	1,898,746	34,823,002
MetLife, Inc.	316,100	13,699,774
The Hartford Financial Services Group, Inc.	649,800	18,467,316
		66,990,092
Medical & Dental Instruments & Supplies — 4.2%
Covidien PLC	328,899	16,537,042
St. Jude Medical, Inc.(1)	547,297	22,466,542
		39,003,584
Medical Equipment — 1.3%
Illumina, Inc.(1)	309,900	12,055,110
		12,055,110
Oil Well Equipment & Services — 2.5%
Schlumberger Ltd.	357,865	22,710,113
		22,710,113
Oil: Crude Producers — 11.0%
Canadian Natural Resources Ltd.	328,315	24,308,443
Occidental Petroleum Corp.	379,800	32,108,292
Southwestern Energy Co.(1)	583,093	23,743,547
Talisman Energy, Inc.	1,265,300	21,586,018
		101,746,300
Pharmaceuticals — 8.5%
Abbott Laboratories	492,100	25,923,828
Merck & Co., Inc.	545,121	20,360,269
Pfizer, Inc.	1,892,200	32,451,230
		78,735,327
Scientific Instruments: Electrical — 1.3%
Emerson Electric Co.	242,936	12,229,398
		12,229,398
Scientific Instruments: Gauges & Meters — 4.0%
Agilent Technologies, Inc.(1)	1,078,810	37,100,276
		37,100,276
Securities Brokerage & Services — 3.1%
E*TRADE Financial Corp.(1)	8,929,363	14,733,449
TD Ameritrade Holding Corp.(1)	723,411	13,788,214
		28,521,663
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	439,039	18,404,515
		18,404,515
Toys — 4.0%
Hasbro, Inc.	972,692	37,234,650
		37,234,650
Total Common Stocks (Cost $698,549,656)		872,302,678

	Principal Amount
Repurchase Agreements — 5.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $52,536,000, due 4/1/2010(2)	$52,536,000	52,536,000
Total Repurchase Agreements (Cost $52,536,000)		52,536,000
Total Investments — 100.0% (Cost $751,085,656)		924,838,678
Other Assets, Net — 0.0%		338,878
Total Net Assets — 100.0%		$925,177,556

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.875%	1/31/2011	$53,591,625

ADR — American Depositary Receipt

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$872,302,678	$—	$—	$872,302,678
Repurchase Agreements	—	52,536,000	—	52,536,000
Total	$872,302,678	$52,536,000	$—	$924,838,678

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series

March 31, 2010 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 93.4%
Building Materials — 4.6%
Martin Marietta Materials, Inc.		7,948	$664,055
			664,055
Chemicals: Diversified — 1.7%
Eastman Chemical Co.		3,740	238,163
			238,163
Chemicals: Speciality — 4.8%
Israel Chemicals Ltd.	ILS	22,035	298,113
Praxair, Inc.		4,768	395,744
			693,857
Coal — 3.8%
Peabody Energy Corp.		12,120	553,884
			553,884
Copper — 4.0%
Antofagasta PLC	GBP	36,575	577,226
			577,226
Diversified Materials & Processing — 8.6%
BHP Billiton Ltd., ADR		7,820	628,102
Vale S.A., ADR		19,190	617,726
			1,245,828
Fertilizers — 1.8%
Potash Corp. of Saskatchewan, Inc.		2,190	261,377
			261,377
Gas Pipeline — 3.1%
EQT Corp.		10,740	440,340
			440,340
Gold — 9.9%
Agnico-Eagle Mines Ltd.		9,470	527,195
Barrick Gold Corp.		7,330	281,032
Goldcorp, Inc.	CAD	16,470	615,406
			1,423,633
Insurance: Multi-Line — 1.9%
PICO Holdings, Inc.(1)		7,380	274,462
			274,462
Metals & Minerals: Diversified — 3.2%
Compass Minerals International, Inc.		5,730	459,718
			459,718
Oil Well Equipment & Services — 5.4%
Key Energy Services, Inc.(1)		29,207	278,927
Schlumberger Ltd.		7,780	493,719
			772,646
Oil: Crude Producers — 37.6%
ARC Energy Trust (Units)	CAD	20,630	416,398
Canadian Natural Resources Ltd.		5,880	435,355
Concho Resources, Inc.(1)		9,797	493,377
Denbury Resources, Inc.(1)		43,201	728,801
Occidental Petroleum Corp.		8,560	723,663
Oil Search Ltd.	AUD	99,342	543,321
Range Resources Corp.		9,161	429,376
Salamander Energy PLC(1)	GBP	68,393	274,826
Southwestern Energy Co.(1)		17,867	727,544
Talisman Energy, Inc.	CAD	37,736	645,374
			5,418,035
Utilities: Miscellaneous — 3.0%
Calpine Corp.(1)		36,858	438,242
			438,242
Total Common Stocks (Cost $11,803,536)			13,461,466

		Principal Amount
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $896,000, due 4/1/2010(2)		$896,000	896,000
Total Repurchase Agreements (Cost $896,000)			896,000
Total Investments — 99.6% (Cost $12,699,536)			14,357,466
Other Assets, Net — 0.4%			51,183
Total Net Assets — 100.0%			$14,408,649

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.75%	11/30/2016	$915,131

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$13,461,466	$—	$—	$13,461,466
Repurchase Agreements	—	896,000	—	896,000
Total	$13,461,466	$896,000	$—	$14,357,466

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 97.4%
Aerospace — 2.3%
HEICO Corp., Class A	44,148	$1,751,793
Orbital Sciences Corp.(1)	32,400	615,924
		2,367,717
Auto Parts — 0.9%
Wonder Auto Technology, Inc.(1)	90,600	958,548
		958,548
Back Office Support, HR, And Consulting — 5.4%
ICF International, Inc.(1)	54,700	1,358,748
Navigant Consulting, Inc.(1)	62,100	753,273
On Assignment, Inc.(1)	159,617	1,138,069
Robert Half International, Inc.	41,800	1,271,974
Telvent GIT S.A.	36,500	1,049,740
		5,571,804
Banks: Diversified — 1.5%
First Financial Bancorp	43,080	766,393
IBERIABANK Corp.	13,700	822,137
		1,588,530
Beverage: Soft Drinks — 0.9%
Peet’s Coffee & Tea, Inc.(1)	23,294	923,607
		923,607
Biotechnology — 7.1%
Halozyme Therapeutics, Inc.(1)	142,481	1,138,423
Human Genome Sciences, Inc.(1)	54,800	1,654,960
InterMune, Inc.(1)	19,300	860,201
Nektar Therapeutics(1)	72,800	1,107,288
Pharmasset, Inc.(1)	22,500	603,000
Savient Pharmaceuticals, Inc.(1)	71,000	1,025,950
Seattle Genetics, Inc.(1)	79,800	952,812
		7,342,634
Casinos & Gambling — 1.3%
WMS Industries, Inc.(1)	32,443	1,360,659
		1,360,659
Communications Technology — 2.1%
Emulex Corp.(1)	98,800	1,312,064
Polycom, Inc.(1)	29,400	899,052
		2,211,116
Computer Services, Software & Systems — 8.7%
comScore, Inc.(1)	62,087	1,036,232
Digital River, Inc.(1)	47,965	1,453,340
F5 Networks, Inc.(1)	20,300	1,248,653
Informatica Corp.(1)	47,340	1,271,552
Internet Brands, Inc., Class A(1)	115,700	1,066,754
LogMeIn, Inc.(1)	45,600	943,464
Rackspace Hosting, Inc.(1)	40,000	749,200
The Ultimate Software Group, Inc.(1)	34,800	1,146,660
		8,915,855
Computer Technology — 1.4%
Isilon Systems, Inc.(1)	172,195	1,482,599
		1,482,599
Consumer Electronics — 1.3%
TiVo, Inc.(1)	79,316	1,357,890
		1,357,890
Consumer Lending — 1.2%
Portfolio Recovery Associates, Inc.(1)	22,152	1,215,480
		1,215,480
Consumer Services: Miscellaneous — 1.0%
Ancestry.com, Inc.(1)	60,300	1,022,085
		1,022,085
Containers & Packaging — 0.7%
Rock-Tenn Co., Class A	15,800	720,006
		720,006
Diversified Retail — 1.6%
GSI Commerce, Inc.(1)	59,429	1,644,401
		1,644,401
Education Services — 0.9%
American Public Education, Inc.(1)	19,524	909,818
		909,818
Fertilizers — 1.1%
The Scotts Miracle-Gro Co., Class A	23,838	1,104,891
		1,104,891
Financial Data & Systems — 3.0%
CyberSource Corp.(1)	80,749	1,424,413
MSCI, Inc., Class A(1)	18,523	668,680
Wright Express Corp.(1)	32,300	972,876
		3,065,969
Foods — 1.9%
Diamond Foods, Inc.	20,700	870,228
Dole Food Co., Inc.(1)	91,400	1,083,090
		1,953,318
Health Care Services — 7.8%
athenahealth, Inc.(1)	20,070	733,759
HMS Holdings Corp.(1)	24,600	1,254,354
IPC The Hospitalist Co., Inc.(1)	28,900	1,014,679
Medidata Solutions, Inc.(1)	119,300	1,813,360
Quality Systems, Inc.	16,900	1,038,336
RehabCare Group, Inc.(1)	47,123	1,285,044
SXC Health Solutions Corp.(1)	12,900	867,912
		8,007,444
Household Appliances — 0.9%
Deer Consumer Products, Inc.(1)	75,100	911,714
		911,714
Insurance: Property-Casualty — 1.2%
Tower Group, Inc.	55,657	1,233,916
		1,233,916
Machinery: Industrial — 1.0%
Gardner Denver, Inc.	24,400	1,074,576
		1,074,576
Medical & Dental Instruments & Supplies — 3.6%
Align Technology, Inc.(1)	89,200	1,725,128
Insulet Corp.(1)	63,741	961,852
Volcano Corp.(1)	44,326	1,070,916
		3,757,896
Medical Equipment — 2.3%
Accuray, Inc.(1)	145,136	883,879
Dexcom, Inc.(1)	37,100	360,983
Vital Images, Inc.(1)	68,319	1,104,718
		2,349,580
Metals & Minerals: Diversified — 0.8%
Thompson Creek Metals Co., Inc.(1)	60,680	821,000
		821,000
Oil Well Equipment & Services — 3.3%
Core Laboratories N.V.	8,851	1,157,711
Dril-Quip, Inc.(1)	25,510	1,552,029
Superior Energy Services, Inc.(1)	34,666	728,679
		3,438,419
Oil: Crude Producers — 2.4%
Comstock Resources, Inc.(1)	21,629	687,802

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Concho Resources, Inc.(1)	35,400	$1,782,744
		2,470,546
Pharmaceuticals — 7.2%
Alkermes, Inc.(1)	80,800	1,047,976
BioMarin Pharmaceutical, Inc.(1)	61,213	1,430,548
Eurand N.V.(1)	108,900	1,228,392
ICON PLC, ADR(1)	47,700	1,259,280
Salix Pharmaceuticals Ltd.(1)	30,000	1,117,500
United Therapeutics Corp.(1)	24,048	1,330,576
		7,414,272
Printing And Copying Services — 1.0%
VistaPrint N.V.(1)	18,125	1,037,656
		1,037,656
Producer Durables: Miscellaneous — 1.0%
BE Aerospace, Inc.(1)	33,000	1,004,850
		1,004,850
Production Technology Equipment — 2.7%
Advanced Energy Industries, Inc.(1)	97,874	1,620,794
Teradyne, Inc.(1)	102,100	1,140,457
		2,761,251
Restaurants — 2.7%
BJ’s Restaurants, Inc.(1)	46,148	1,075,248
P.F. Chang’s China Bistro, Inc.(1)	38,669	1,706,463
		2,781,711
Scientific Instruments: Control & Filter — 1.0%
IDEX Corp.	31,700	1,049,270
		1,049,270
Securities Brokerage & Services — 1.0%
MarketAxess Holdings, Inc.	67,900	1,068,067
		1,068,067
Semiconductors & Components — 3.0%
Atheros Communications(1)	21,900	847,749
FormFactor, Inc.(1)	42,034	746,524
Netlogic Microsystems, Inc.(1)	39,538	1,163,603
O2Micro International Ltd., ADR(1)	43,008	294,605
		3,052,481
Specialty Retail — 2.7%
Lumber Liquidators Holdings, Inc.(1)	35,858	956,333
Zumiez, Inc.(1)	87,364	1,790,088
		2,746,421
Telecommunications Equipment — 0.1%
Meru Networks, Inc.(1)	4,900	93,933
		93,933
Textiles, Apparel & Shoes — 3.0%
Guess?, Inc.	28,500	1,338,930
Lululemon Athletica, Inc.(1)	23,700	983,550
Under Armour, Inc., Class A(1)	24,525	721,280
		3,043,760
Transportation: Miscellaneous — 1.1%
Dynamex, Inc.(1)	65,600	1,128,320
		1,128,320
Truckers — 2.1%
Landstar System, Inc.	24,600	1,032,708
Marten Transport Ltd.(1)	58,296	1,149,014
		2,181,722
Utilities: Telecommunications — 1.2%
j2 Global Communications, Inc.(1)	52,634	1,231,636
		1,231,636
Total Common Stocks (Cost $78,581,337)		100,377,368

	Principal Amount
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $1,729,000, due 4/1/2010(2)	$1,729,000	1,729,000
Total Repurchase Agreements (Cost $1,729,000)		1,729,000
Total Investments — 99.1% (Cost $80,310,337)		102,106,368
Other Assets, Net — 0.9%		898,549
Total Net Assets — 100.0%		$103,004,917

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	2.375%	3/31/2016	$1,763,663

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Equity VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$100,377,368	$—	$—	$100,377,368
Repurchase Agreements	—	1,729,000	—	1,729,000
Total	$100,377,368	$1,729,000	$—	$102,106,368

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 96.2%
Australia — 5.6%
AMP Ltd.	208,540	$1,196,566
Aristocrat Leisure Ltd.	420,461	1,744,595
Australia & New Zealand Banking Group Ltd.	57,054	1,326,073
Brambles Ltd.	466,378	3,145,995
Cochlear Ltd.	24,416	1,630,047
Wesfarmers Ltd.	74,877	2,181,820
Woolworths Ltd.	117,598	3,020,583
		14,245,679
Belgium — 2.9%
Colruyt S.A.	7,424	1,827,263
Groupe Bruxelles Lambert S.A.	62,539	5,523,476
		7,350,739
Denmark — 5.9%
A.P. Moller-Maersk A/S, Class B	206	1,569,985
Carlsberg A/S, Class B	54,115	4,536,746
Danisco A/S	33,282	2,480,213
DSV A/S	120,500	2,151,543
Jyske Bank A/S(1)	69,472	2,462,916
Novozymes A/S, Class B	17,134	1,895,520
		15,096,923
Finland — 2.3%
Kone Oyj, Class B	84,787	3,504,309
Nokia Corp.	152,236	2,372,464
		5,876,773
France — 6.4%
L’Oreal S.A.	49,406	5,195,720
Legrand S.A.	78,839	2,489,633
Neopost S.A.	13,979	1,117,091
Sanofi-Aventis	40,230	3,002,298
Total S.A.	79,613	4,620,571
		16,425,313
Germany — 4.2%
Adidas AG	34,909	1,866,328
Celesio AG	95,311	3,046,187
Deutsche Boerse AG	22,742	1,682,631
Deutsche Post AG	118,085	2,045,196
SAP AG	41,100	1,989,809
		10,630,151
Hong Kong — 4.0%
BOC Hong Kong Holdings Ltd.	1,594,500	3,793,919
Esprit Holdings Ltd.	241,870	1,907,763
Hang Lung Properties Ltd.	281,000	1,128,846
Hong Kong Exchanges & Clearing Ltd.	92,600	1,541,962
Midland Holdings Ltd.	1,734,000	1,893,377
		10,265,867
India — 1.0%
Cairn Energy PLC(1)	395,680	2,505,474
		2,505,474
Ireland — 0.2%
Allied Irish Banks PLC(1)	254,080	410,881
		410,881
Italy — 0.5%
Intesa Sanpaolo(1)	336,090	1,251,621
		1,251,621
Japan — 22.0%
AEON Co. Ltd.	255,400	2,902,442
Asahi Breweries Ltd.	114,100	2,141,024
Canon, Inc.	109,800	5,078,824
Chugai Pharmaceutical Co. Ltd.	56,700	1,064,988
Hitachi High-Technologies Corp.	53,600	1,230,884
INPEX Corp.	344	2,526,346
Japan Tobacco, Inc.	1,472	5,480,022
Kao Corp.	118,200	2,997,742
Kyocera Corp.	26,000	2,537,896
Mitsubishi Electric Corp.	241,000	2,218,959
Mitsui & Co. Ltd.	136,000	2,289,876
Mitsui Sumitomo Insurance Group Holdings, Inc.	75,500	2,099,713
Namco Bandai Holdings, Inc.	221,000	2,155,357
Olympus Corp.	80,000	2,571,666
Rakuten, Inc.	2,696	1,950,373
Rohm Co. Ltd.	20,000	1,496,488
SBI Holdings, Inc.	5,646	1,116,338
SMC Corp.	13,500	1,835,957
Sumitomo Realty & Development Co. Ltd.	126,000	2,404,312
THK Co. Ltd.	69,400	1,517,239
Tokio Marine Holdings, Inc.	127,200	3,585,915
Tokyo Electron Ltd.	13,100	870,587
Toyota Motor Corp.	28,500	1,145,966
Trend Micro, Inc.	29,500	1,029,765
Yamaha Motor Co. Ltd.(1)	120,400	1,808,734
		56,057,413
Netherlands — 1.0%
ASML Holding N.V.	71,200	2,524,395
		2,524,395
Norway — 1.0%
Seadrill Ltd.	107,066	2,505,604
		2,505,604
People’s Republic of China — 0.5%
China Merchants Bank Co. Ltd., H shares	489,000	1,320,187
		1,320,187
Russia — 0.6%
OAO Gazprom, ADR	63,250	1,475,621
		1,475,621
Singapore — 1.8%
DBS Group Holdings Ltd.	247,000	2,518,351
Keppel Corp. Ltd.	305,000	1,986,567
		4,504,918
South Korea — 0.9%
Samsung Electronics Co. Ltd.	3,200	2,313,582
		2,313,582
Spain — 1.6%
Banco Popular Espanol S.A.	298,970	2,198,841
Corporacion Financiera Alba S.A.	37,858	1,895,346
		4,094,187
Sweden — 6.5%
Atlas Copco AB, Class B	415,331	5,817,660
Investor AB, Class B	84,646	1,622,923
Scania AB, Class B	150,396	2,380,628
Svenska Handelsbanken AB, Class A	230,310	6,757,519
		16,578,730
Switzerland — 9.2%
Geberit AG	14,434	2,582,394
Nestle S.A.	135,480	6,942,263
Roche Holding AG	24,637	4,001,306
Schindler Holding AG	43,320	3,810,825
Swisscom AG	6,488	2,369,700
UBS AG(1)	237,813	3,868,718
		23,575,206
Taiwan — 1.6%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	226,278	2,080,709
Taiwan Semiconductor Mfg. Co. Ltd., ADR	192,066	2,014,772
		4,095,481
United Kingdom — 16.5%
Amec PLC	117,147	1,420,359
ASOS PLC(1)	143,700	1,128,634

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Autonomy Corp. PLC(1)	63,867	$1,765,185
BG Group PLC	159,790	2,767,212
BHP Billiton PLC	96,000	3,281,090
Capita Group PLC	163,919	1,882,307
GlaxoSmithKline PLC	188,677	3,621,608
Hays PLC	699,000	1,151,371
Imperial Tobacco Group PLC	121,400	3,704,080
Intertek Group PLC	110,000	2,434,149
John Wood Group PLC	392,018	2,161,670
Johnson Matthey PLC	50,616	1,343,668
Lonmin PLC(1)	38,609	1,195,256
Pearson PLC	52,100	816,778
Reed Elsevier PLC	247,695	1,972,892
Royal Dutch Shell PLC, Class A	58,500	1,696,081
Smith & Nephew PLC	148,000	1,477,927
Standard Chartered PLC	121,000	3,298,133
The Weir Group PLC	107,700	1,527,105
Vodafone Group PLC	1,452,800	3,360,204
		42,005,709
Total Common Stocks (Cost $200,588,302)		245,110,454
Preferred Stocks — 1.6%
Brazil — 1.6%
Itau Unibanco Holding S.A., ADR	84,540	1,859,034
Petroleo Brasileiro S.A., ADR	56,900	2,252,671
		4,111,705
Total Preferred Stocks (Cost $1,947,655)		4,111,705

	Principal Amount
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $4,826,000, due 4/1/2010(2)	$4,826,000	4,826,000
Total Repurchase Agreements (Cost $4,826,000)		4,826,000
Total Investments — 99.7% (Cost $207,361,957)		254,048,159
Other Assets, Net — 0.3%		678,814
Total Net Assets — 100.0%		$254,726,973

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.125%	5/15/2015	$4,926,317

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$2,014,772	$243,095,682	*	$—	$245,110,454
Preferred Stocks	4,111,705	—		—	4,111,705
Repurchase Agreements	—	4,826,000		—	4,826,000
Total	$6,126,477	$247,921,682		$—	$254,048,159

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 90.6%
Brazil — 8.8%
B2W Companhia Global do Varejo	37,500	$809,739
BM&F BOVESPA S.A.	107,900	730,518
Lojas Renner S.A.	34,600	793,815
OGX Petroleo e Gas Participacoes S.A.	385,800	3,612,095
Petroleo Brasileiro S.A., ADR	81,524	3,627,003
Vale S.A., ADR	98,500	3,170,715
		12,743,885
India — 9.6%
ACC Ltd.	45,000	948,523
Cairn Energy PLC(1)	515,000	3,261,017
Hero Honda Motors Ltd.	37,500	1,627,185
Housing Development Finance Corp. Ltd.	26,700	1,613,721
Infrastructure Development Finance Co. Ltd.	325,900	1,168,017
Jindal Steel & Power Ltd.	79,558	1,245,647
Mahindra & Mahindra Ltd.	194,800	2,377,620
Reliance Capital Ltd.	103,650	1,743,619
		13,985,349
Indonesia — 4.5%
PT Astra International Tbk	558,500	2,566,018
PT Bank Mandiri	2,767,500	1,622,128
PT Bank Rakyat Indonesia	1,981,000	1,791,773
PT Semen Gresik (Persero) Tbk	774,000	620,935
		6,600,854
Malaysia — 0.6%
Public Bank Berhad	231,961	830,370
		830,370
Mexico — 4.0%
America Movil S.A.B. de C.V., ADR, Series L	48,300	2,431,422
Grupo Financiero Banorte S.A.B. de C.V.	323,436	1,434,616
Wal-Mart de Mexico S.A.B. de C.V.	380,642	1,950,352
		5,816,390
People’s Republic of China — 20.3%
Baidu, Inc., ADR(1)	2,700	1,611,900
Bank of China Ltd., H shares	3,973,000	2,108,247
BYD Co. Ltd., H shares(1)	247,500	2,459,974
China Construction Bank Corp., H shares	2,935,000	2,395,693
China Life Insurance Co. Ltd., H shares	370,000	1,773,079
China Longyuan Power Group Corp., H shares(1)	1,161,000	1,374,195
China Merchants Bank Co. Ltd., H shares	538,501	1,453,828
China Molybdenum Co. Ltd., H shares	903,000	757,716
China National Building Material Co. Ltd., H shares	318,000	613,929
China Petroleum & Chemical Corp., H shares	972,000	797,030
China Shenhua Energy Co. Ltd., H shares	370,500	1,591,929
China South Locomotive and Rolling Stock Corp., H shares	1,618,000	1,258,852
China Taiping Insurance Holdings Co. Ltd.(1)	513,000	1,786,504
Dongfeng Motor Group Co. Ltd., H shares	514,000	832,119
Evergrande Real Estate Group Ltd.(1)	1,964,000	819,572
Kunlun Energy Co., Ltd.	1,554,000	2,175,930
Parkson Retail Group Ltd.	545,000	934,466
PetroChina Co. Ltd., H shares	1,136,000	1,331,759
Renhe Commercial Holdings	3,584,000	829,955
SINA Corp.(1)	70,400	2,653,376
		29,560,053
Peru — 0.4%
Credicorp Ltd.	6,748	595,039
		595,039
Russia — 5.3%
Evraz Group S.A., GDR (Reg S)(1)	31,100	1,233,094
LUKOIL, ADR	23,700	1,342,388
Mobile TeleSystems, ADR	12,700	704,850
Rosneft Oil Co., GDR	215,900	1,710,816
Severstal, GDR (Reg S)(1)	60,000	871,610
Vimpel-Communications, ADR	36,400	670,124
X5 Retail Group N.V., GDR (Reg S)(1)	32,420	1,129,128
		7,662,010
South Africa — 5.7%
AngloGold Ashanti Ltd.	14,500	550,370
AngloGold Ashanti Ltd., ADR	15,400	584,430
Gold Fields Ltd.	160,900	2,034,385
Gold Fields Ltd., ADR	46,000	580,520
Lonmin PLC(1)	61,700	1,910,106
Massmart Holdings Ltd.	87,128	1,297,956
Naspers Ltd., N shares	30,690	1,330,678
		8,288,445
South Korea — 11.2%
Cheil Industries, Inc.	28,400	1,604,166
GLOVIS Co. Ltd.	11,900	1,035,196
Hyundai Development Co.	30,700	896,866
Hyundai Mobis	10,500	1,391,496
KB Financial Group, Inc.	30,408	1,464,467
Mirae Asset Securities Co. Ltd.(1)	18,300	922,035
NHN Corp.(1)	6,500	1,035,015
Samsung Electronics Co. Ltd.	6,796	4,913,469
Samsung Fire & Marine Insurance Co. Ltd.(1)	8,400	1,347,559
Shinsegae Co. Ltd.	3,550	1,679,231
		16,289,500
Taiwan — 9.8%
Advanced Semiconductor Engineering, Inc.	993,000	903,561
China Life Insurance Co. Ltd.(1)	2,336,512	1,802,846
China Steel Corp.	1,331,000	1,377,257
Evergreen Marine Corp.(1)	1,739,000	1,024,160
Far Eastern Department Stores Ltd.	1,365,269	1,130,994
Hon Hai Precision Industry Co. Ltd.	716,563	3,102,723
MediaTek, Inc.	53,192	923,228
Polaris Securities Co. Ltd.(1)	1,188,000	617,572
Taiwan Cement Corp.	470,000	443,481
Taiwan Semiconductor Manufacturing Co. Ltd.	1,507,385	2,920,920
		14,246,742
Thailand — 2.0%
Bank of Ayudhya Public Co. Ltd.	3,038,800	1,989,168
Thoresen Thai Agencies Public Co. Ltd.	1,207,000	905,152
		2,894,320
Turkey — 3.4%
Turkiye Garanti Bankasi A.S.	557,700	2,614,431
Turkiye Is Bankasi	511,148	1,667,842
Turkiye Is Bankasi, ‘New’ shares(1)	235,734	739,314
		5,021,587
Other African Countries — 2.1%
Chariot Oil & Gas Ltd.(1)	158,600	157,642
First Quantum Minerals Ltd.	8,400	691,171
Kenmare Resources PLC(1)	4,007,579	821,002
Tullow Oil PLC	70,800	1,343,528
		3,013,343
Other Emerging Markets Countries — 2.9%
Dragon Oil PLC(1)	586,690	4,304,707
		4,304,707
Total Common Stocks (Cost $88,387,251)		131,852,594
Preferred Stocks — 9.0%
Brazil — 7.3%
All America Latina Logistica (Units)	187,140	1,715,288
Banco Bradesco S.A.	113,915	2,101,055
Bradespar S.A.	111,900	2,765,488

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Companhia Energetica de Minas Gerais	88,125	$1,462,845
Itausa-Investimentos Itau S.A.	377,344	2,584,446
		10,629,122
Colombia — 0.4%
BanColombia S.A., ADR (Reg S)	11,600	529,656
		529,656
South Korea — 1.3%
Samsung Electronics Co. Ltd.	4,016	1,910,356
		1,910,356
Total Preferred Stocks (Cost $8,080,691)		13,069,134

	Principal Amount
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $697,000, due 4/1/2010(2)	$697,000	697,000
Total Repurchase Agreements (Cost $697,000)		697,000
Total Investments — 100.1% (Cost $97,164,942)		145,618,728
Other Liabilities, Net — (0.1)%		(213,523)
Total Net Assets — 100.0%		$145,405,205

(1)	Non-income producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	9/16/2010	$714,285

ADR— American Depositary Receipt.

GDR— Global Depositary Receipt.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$31,184,345	$100,668,249	*	$—	$131,852,594
Preferred Stocks	11,158,778	1,910,356	*	—	13,069,134
Repurchase Agreements	—	697,000		—	697,000
Total	$42,343,123	$103,275,605		$—	$145,618,728

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/2009	$137,250
Change in unrealized appreciation/depreciation	481,900
Net realized gain/loss	(487,991)
Net purchases/sales	(131,159)
Net transfers in and/or out of Level 3	—
Balance as of 3/31/2010	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series

March 31, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 6.1%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$1,931,001	$1,512,666
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	31,179	31,083
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(2)	3,500,000	3,502,221
BMW Vehicle Lease Trust 2009-1 A4 3.66% due 8/15/2013	1,600,000	1,653,056
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	1,700,000	1,811,144
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	367,624	348,234
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	1,021,886	946,417
CNH Equipment Trust 2009-C A4 3.00% due 8/17/2015	5,600,000	5,670,657
GE Capital Credit Card Master Note Trust 2009-3 A 2.54% due 9/15/2014	5,500,000	5,572,804
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	2,750,000	2,830,640
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	1,300,000	1,341,362
PSE&G Transition Funding LLC 2001-1 A6 6.61% due 6/15/2015	2,230,000	2,479,187
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	109,706	108,197
USA Auto Owner Trust 2010-1 A4 2.14% due 9/15/2015	2,500,000	2,499,612
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	4,800,000	4,806,381
Total Asset Backed Securities (Cost $35,115,380)		35,113,661
Collateralized Mortgage Obligations — 13.2%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	5,039,609	4,798,652
Banc of America Mortgage Securities, Inc. 2003-2 1A4 4.875% due 4/25/2033(3)	4,992,959	5,002,706
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	1,837,223	1,851,347
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	2,834,934	2,529,293
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	1,742,985	1,532,070
2006-19CB A15 6.00% due 8/25/2036	2,243,582	1,794,890
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	858,896	769,160
FHLMC 2663 VQ 5.00% due 6/15/2022	2,800,000	2,928,857
1534 Z 5.00% due 6/15/2023	761,526	761,473
3227 PR 5.50% due 9/15/2035	8,458,331	8,997,701
FNMA 2006-45 AC 5.50% due 6/25/2036	839,925	873,598
2002-52 PB 6.00% due 2/25/2032	2,807,577	2,923,128
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	2,168,176	2,190,229
GNMA 1997-19 PG 6.50% due 12/20/2027(1)	3,231,631	3,364,541
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	2,483,415	2,519,890
2003-10 3A7 5.50% due 11/25/2033	1,912,477	1,813,762
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	1,564,634	1,505,471
Residential Funding Mortgage Securities I 2005-S1 2A1 4.75% due 2/25/2020	4,325,809	4,290,966
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	2,263,493	1,966,100
Wells Fargo Mortgage Backed Securities Trust 2003-11 1A3 4.75% due 10/25/2018	786,928	789,629
2005-1 1A1 4.75% due 1/25/2020	5,410,109	5,489,570
2005-2 2A1 4.75% due 4/25/2020(3)	4,907,588	4,930,592
2004-2 A1 5.00% due 1/25/2019	2,703,122	2,756,339
2006-1 A3 5.00% due 3/25/2021	1,384,350	1,339,618
2003-2 A7 5.25% due 2/25/2018(3)	5,900,000	5,507,826
2007-13 A7 6.00% due 9/25/2037	3,092,172	2,610,373
Total Collateralized Mortgage Obligations (Cost $77,329,415)		75,837,781
Senior Secured Loans — 0.3%
Food — 0.1%
Dole Food Co., Inc. Term Loan B 5.00% due 3/2/2017(1)	211,765	213,817

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Term Loan C
5.00% due 3/2/2017(1)	$525,970	$531,067
		744,884
Healthcare — 0.2%
IMS Health, Inc. Term Loan B 5.25% due 2/26/2016(1)	750,000	754,882
		754,882
Total Senior Secured Loans (Cost $1,472,958)		1,499,766
Commercial Mortgage-Backed Securities — 16.5%
American Tower Trust
2007-1A AFX
5.42% due 4/15/2037(2)	4,420,000	4,674,150
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	2,350,000	2,446,986
2006-2 A4
5.928% due 5/10/2045(1)	3,400,000	3,522,997
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	4,500,000	4,695,430
1999-C1 B
6.20% due 2/14/2031	4,326,911	4,521,924
Chase Commercial Mortgage Securities Corp.
1998-1 F
6.56% due 5/18/2030(2)	3,500,000	3,738,686
Commercial Mortgage Pass-Through Certificates 2004-LB2A A3 4.221% due 3/10/2039	1,029,439	1,040,496
Crown Castle Towers LLC Sr. Sec. Nt. 6.113% due 1/15/2020(2)	3,900,000	4,079,556
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	1,835,625	1,833,989
2001-CP4 A4
6.18% due 12/15/2035	1,366,731	1,418,520
2001-CK1 A3
6.38% due 12/18/2035	3,627,993	3,700,023
GE Capital Commercial Mortgage Corp. 2003-C2 A4 5.145% due 7/10/2037	4,975,000	5,254,985
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	2,100,000	1,809,695
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	3,900,000	4,116,911
2004-GG1 A7
5.317% due 6/10/2036	3,549,000	3,731,551
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1) (3)	4,000,000	4,050,615
2005-LDP5 A4
5.18% due 12/15/2044(1) (3)	2,880,000	2,981,386
2001-C1 A3
5.857% due 10/12/2035(3)	4,000,000	4,183,815
LB Commercial Conduit Mortgage Trust 1998-C1 F 6.30% due 2/18/2030(2)	5,000,000	5,308,196
LB UBS Comm’l. Mortgage Trust 2002-C7 A4 4.96% due 12/15/2031	4,400,000	4,636,477
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	3,500,000	3,597,148
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	670,000	681,118
2005-HQ7 AAB
5.185% due 11/14/2042(1)	5,000,000	5,252,079
Salomon Brothers Mortgage Securities VII, Inc. 1999-C1 G 6.843% due 5/18/2032(1) (2)	4,237,000	4,446,770
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	1,989,000	2,065,344
2005-C18 A4
4.935% due 4/15/2042	2,495,000	2,577,402
2005-C21 APB
5.348% due 10/15/2044(1)	4,755,000	4,963,395
Total Commercial Mortgage-Backed Securities (Cost $92,385,806)		95,329,644
Corporate Bonds — 33.6%
Aerospace & Defense — 0.5%
General Dynamics Corp. 4.50% due 8/15/2010	500,000	507,074
L-3 Communications Corp.
6.125% due 1/15/2014	1,000,000	1,017,500
Sr. Nt.
5.20% due 10/15/2019(2)	500,000	502,491
TRW, Inc. 7.75% due 6/1/2029	500,000	592,799
		2,619,864
Automotive — 0.1%
DaimlerChrysler NA Holdings 6.50% due 11/15/2013	500,000	554,320
		554,320
Banking — 4.9%
American Express Bank FSB 6.00% due 9/13/2017	500,000	536,626
Bank of America Corp. Sr. Nt. 7.375% due 5/15/2014	1,500,000	1,686,812
Bank One Corp. 5.25% due 1/30/2013	600,000	644,828
Barclays Bank PLC Sr. Nt. 5.125% due 1/8/2020	1,600,000	1,577,709
Citigroup, Inc. Sr. Nt. 6.125% due 11/21/2017 -5/15/2018	2,400,000	2,457,798
City National Corp. 5.125% due 2/15/2013	700,000	718,936
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	800,000	869,814
Credit Suisse/New York NY
Sr. Nt. 3.50% due 3/23/2015	1,000,000	996,124
5.30% due 8/13/2019	1,200,000	1,230,535
Deutsche Bank AG London 6.00% due 9/1/2017	800,000	877,156

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	$1,600,000	$1,687,715
5.625% due 1/15/2017	370,000	379,140
HSBC USA, Inc. 4.625% due 4/1/2014	700,000	730,370
JPMorgan Chase & Co. 5.75% due 1/2/2013	900,000	976,743
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	1,500,000	1,599,243
Lloyds TSB Bank PLC 5.80% due 1/13/2020(2)	1,500,000	1,463,532
Merrill Lynch & Co. 6.05% due 8/15/2012	1,000,000	1,068,005
Morgan Stanley 5.95% due 12/28/2017	1,800,000	1,849,266
PNC Bank N.A. 6.875% due 4/1/2018	800,000	887,211
Santander U.S. Debt S.A. Unipersonal 3.724% due 1/20/2015(2)	1,300,000	1,295,093
Sovereign Bank, Inc. 5.125% due 3/15/2013	600,000	615,025
The Bear Stearns Cos. LLC Sub. Nt. 5.55% due 1/22/2017	800,000	831,074
USB Realty Corp. 6.091% due 12/22/2049(2)(4)	950,000	770,688
Wachovia Corp. 5.25% due 8/1/2014	1,300,000	1,365,503
Wells Fargo Bank NA 5.75% due 5/16/2016	1,200,000	1,295,023
		28,409,969
Brokerage — 0.7%
BlackRock, Inc. Sr. Nt. 3.50% due 12/10/2014	1,200,000	1,214,741
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(4)(5)	1,000,000	2,500
Nomura Holdings, Inc. Sr. Nt. 5.00% due 3/4/2015	1,600,000	1,635,544
The Charles Schwab Corp. Sr. Nt. 4.95% due 6/1/2014	1,000,000	1,066,228
		3,919,013
Building Materials — 0.5%
CRH America, Inc. 6.00% due 9/30/2016	1,350,000	1,450,541
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	1,500,000	1,568,402
		3,018,943
Chemicals — 0.8%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	1,000,000	997,785
FMC Corp. Sr. Nt. 5.20% due 12/15/2019	500,000	504,118
Incitec Pivot Finance LLC 6.00% due 12/10/2019(2)	1,200,000	1,212,775
Lubrizol Corp. Sr. Nt. 8.875% due 2/1/2019	500,000	630,630
The Dow Chemical Co. Sr. Nt. 5.70% due 5/15/2018	1,500,000	1,556,044
		4,901,352
Construction Machinery — 0.2%
Joy Global, Inc. 6.00% due 11/15/2016	1,200,000	1,264,866
		1,264,866
Consumer Products — 0.3%
Clorox Co. Sr. Nt. 5.95% due 10/15/2017	650,000	711,465
Whirlpool Corp. Nt. 8.00% due 5/1/2012	1,000,000	1,099,060
		1,810,525
Diversified Manufacturing — 0.3%
Roper Industries, Inc. Sr. Nt. 6.625% due 8/15/2013	400,000	445,802
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	750,000	797,834
United Technologies Corp. 4.375% due 5/1/2010	500,000	501,227
		1,744,863
Electric — 1.2%
Alabama Power Co. 5.65% due 3/15/2035	750,000	714,650
Florida Power & Light Co. 4.95% due 6/1/2035	750,000	670,945
Nevada Power Co. 6.65% due 4/1/2036	600,000	637,289
Pacific Gas & Electric Co. 6.05% due 3/1/2034	450,000	463,417
PacifiCorp 5.25% due 6/15/2035	350,000	326,964
Potomac Edison Co. 5.35% due 11/15/2014	850,000	891,982
PPL Electric Utilities Corp. 6.25% due 5/15/2039	1,455,000	1,553,461
Public Service Electric Gas Co. 5.125% due 9/1/2012	500,000	541,696
Virginia Electric and Power Co. Sr. Nt. 8.875% due 11/15/2038	800,000	1,111,612
		6,912,016
Energy — 2.3%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	800,000	815,312
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	600,000	620,428
Cenovus Energy, Inc. Sr. Nt. 5.70% due 10/15/2019(2)	1,300,000	1,366,964
Chesapeake Energy Corp. 7.00% due 8/15/2014	1,500,000	1,520,625
Dolphin Energy Ltd. Sr. Sec. Nt. 5.888% due 6/15/2019(2)	1,980,000	2,034,450
Husky Energy, Inc. Sr. Nt. 5.90% due 6/15/2014	500,000	544,140
Motiva Enterprises LLC Nt. 5.75% due 1/15/2020(2)	1,500,000	1,570,200
Suncor Energy, Inc. Sr. Nt. 6.50% due 6/15/2038	1,200,000	1,251,317
Tosco Corp. 8.125% due 2/15/2030	500,000	629,074

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	$550,000	$598,703
Valero Energy Corp. Sr. Nt. 9.375% due 3/15/2019	600,000	714,322
Weatherford International Ltd. 5.15% due 3/15/2013	700,000	743,804
Western Oil Sands, Inc. 8.375% due 5/1/2012	1,000,000	1,123,458
		13,532,797
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	1,450,000	1,671,554
Viacom, Inc. 6.875% due 4/30/2036	800,000	848,148
		2,519,702
Food And Beverage — 1.1%
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 1/15/2015	1,650,000	1,697,683
Bacardi Ltd. Sr. Nt. 7.45% due 4/1/2014(2)	800,000	914,694
Diageo Capital PLC 5.50% due 9/30/2016	700,000	760,026
Kraft Foods, Inc. Sr. Nt. 6.125% due 2/1/2018	1,200,000	1,313,268
6.50% due 2/9/2040	500,000	518,140
Mead Johnson Nutrition Co. 4.90% due 11/1/2019(2)	1,200,000	1,190,920
		6,394,731
Government Related — 1.1%
Korea Electric Power Corp. Sr. Nt. 5.50% due 7/21/2014(2)	1,500,000	1,602,463
Pemex Project Funding Master Trust 5.75% due 3/1/2018	700,000	720,402
Petrobras International Finance Co. 5.875% due 3/1/2018	1,250,000	1,305,436
RAS Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 6.75% due 9/30/2019(2)	2,300,000	2,570,968
		6,199,269
Health Insurance — 0.1%
UnitedHealth Group, Inc. 6.50% due 6/15/2037	500,000	508,289
		508,289
Healthcare — 1.1%
Beckman Coulter, Inc. Sr. Nt. 7.00% due 6/1/2019	750,000	842,611
Becton Dickinson and Co. Sr. Nt. 5.00% due 5/15/2019	1,000,000	1,040,773
Express Scripts, Inc. Sr. Nt. 6.25% due 6/15/2014	1,000,000	1,107,933
Fisher Scientific International, Inc. 6.125% due 7/1/2015	800,000	831,000
Life Technologies Corp. Sr. Nt. 4.40% due 3/1/2015	900,000	906,259
McKesson Corp. Sr. Nt. 7.50% due 2/15/2019	600,000	711,443
Zimmer Holdings, Inc. Sr. Nt. 4.625% due 11/30/2019	1,200,000	1,193,000
		6,633,019
Industrial - Other — 0.3%
Princeton University Sr. Nt. 5.70% due 3/1/2039	1,600,000	1,662,560
		1,662,560
Insurance - Life — 1.8%
AXA SA 6.463% due 12/31/2049(2)(4)	800,000	696,000
MetLife, Inc. 6.40% due 12/15/2036	500,000	447,500
Sr. Nt. Series A 6.817% due 8/15/2018	1,400,000	1,553,016
New York Life Insurance Co. Sub. Nt. 6.75% due 11/15/2039(2)	1,000,000	1,095,567
Prudential Financial, Inc. Sr. Nt. 7.375% due 6/15/2019	1,500,000	1,720,182
Symetra Financial Corp. 6.125% due 4/1/2016(2)(6)	800,000	794,221
Teachers Insurance & Annuity Association of America Nt. 6.85% due 12/16/2039(2)	1,200,000	1,301,678
The Hartford Financial Services Group, Inc. Sr. Nt. 5.50% due 3/30/2020	1,500,000	1,477,362
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	1,100,000	1,168,028
		10,253,554
Insurance P&C — 1.4%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	1,000,000	1,086,862
Allied World Assurance Co. Hldgs. Ltd. 7.50% due 8/1/2016	600,000	649,570
Allstate Life Global Funding Trust Nt. 5.375% due 4/30/2013	750,000	817,011
Berkshire Hathaway Finance Corp. 5.75% due 1/15/2040	1,500,000	1,483,839
CNA Financial Corp. Sr. Nt. 6.00% due 8/15/2011	1,200,000	1,252,012
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	400,000	385,740
The Northwestern Mutual Life Insurance Co. Nt. 6.063% due 3/30/2040(2)	1,500,000	1,505,352
The Travelers Cos., Inc. Sr. Nt. 5.75% due 12/15/2017	1,000,000	1,085,741
		8,266,127
Media Cable — 1.4%
Comcast Corp. 6.45% due 3/15/2037	1,000,000	1,018,366
6.50% due 1/15/2017	1,100,000	1,222,881
DirecTV Holdings LLC 4.75% due 10/1/2014(2)	1,500,000	1,567,071

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Time Warner Cable, Inc.
5.40% due 7/2/2012	$1,000,000	$1,073,501
5.85% due 5/1/2017	2,900,000	3,105,178
		7,986,997
Media Noncable — 0.3%
Discovery Communications LLC 5.625% due 8/15/2019	1,200,000	1,252,692
News America Holdings, Inc. 8.00% due 10/17/2016	500,000	586,484
		1,839,176
Metals And Mining — 2.2%
Allegheny Technologies, Inc. Sr. Nt. 9.375% due 6/1/2019	1,500,000	1,745,283
ArcelorMittal Sr. Nt. 6.125% due 6/1/2018	1,500,000	1,574,561
Cliffs Natural Resources, Inc. Sr. Nt. 5.90% due 3/15/2020	2,250,000	2,304,299
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.375% due 4/1/2017	1,200,000	1,335,000
Noranda, Inc. 6.00% due 10/15/2015	750,000	809,042
Peabody Energy Corp. Series B 6.875% due 3/15/2013	1,500,000	1,516,875
Steel Dynamics, Inc. 6.75% due 4/1/2015	1,500,000	1,511,250
Teck Resources Ltd. Sr. Nt. 5.375% due 10/1/2015	1,500,000	1,531,875
Vale Overseas Ltd. 6.25% due 1/23/2017	400,000	433,676
		12,761,861
Non Captive Consumer — 0.2%
Household Finance Corp. 6.375% due 11/27/2012	1,000,000	1,095,200
		1,095,200
Non Captive Diversified — 1.0%
GATX Corp.
Sr. Nt. 4.75% due 10/1/2012 -5/15/2015	1,650,000	1,671,004
General Electric Capital Corp.
6.75% due 3/15/2032	1,000,000	1,057,980
Sr. Nt.
5.625% due 5/1/2018	1,200,000	1,254,014
International Lease Finance Corp. Sr. Nt. 4.875% due 9/1/2010	1,500,000	1,499,987
		5,482,985
Paper — 0.2%
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	1,300,000	1,361,750
		1,361,750
Pharmaceuticals — 1.0%
Abbott Laboratories Sr. Nt. 5.125% due 4/1/2019	1,400,000	1,474,659
Amgen, Inc. 5.85% due 6/1/2017	400,000	443,596
Astrazeneca PLC 6.45% due 9/15/2037	600,000	667,685
Eli Lilly & Co. Sr. Nt. 4.20% due 3/6/2014	1,500,000	1,590,256
Pfizer, Inc. Sr. Nt. 6.20% due 3/15/2019	800,000	903,585
Wyeth 5.95% due 4/1/2037	475,000	497,315
		5,577,096
Pipelines — 1.1%
Boardwalk Pipelines LP 5.75% due 9/15/2019	1,600,000	1,652,887
Energy Transfer Partners LP
Sr. Nt.
6.70% due 7/1/2018	500,000	546,176
8.50% due 4/15/2014	750,000	872,498
Enterprise Products Operating LLP
4.60% due 8/1/2012	480,000	506,321
8.375% due 8/1/2066(1)	400,000	406,000
Magellan Midstream Partners LP 6.55% due 7/15/2019	1,200,000	1,329,068
Williams Partners LP Sr. Nt. 5.25% due 3/15/2020(2)	1,000,000	1,002,038
		6,314,988
Railroads — 0.4%
Canadian National Railway Co. Sr. Nt. 5.85% due 11/15/2017	800,000	875,194
Norfolk Southern Corp. 6.75% due 2/15/2011	1,150,000	1,202,818
		2,078,012
REITs — 1.4%
Equity One, Inc. 6.25% due 12/15/2014	1,100,000	1,127,540
ERP Operating LP 5.375% due 8/1/2016	775,000	801,871
Highwoods Realty Ltd. 5.85% due 3/15/2017	600,000	573,496
Liberty Property LP 7.25% due 3/15/2011	700,000	732,005
PPF Funding, Inc. 5.35% due 4/15/2012(2)(6)	750,000	764,285
ProLogis Sr. Sec. Nt. 6.875% due 3/15/2020	1,500,000	1,481,604
Regency Centers LP 6.75% due 1/15/2012	1,375,000	1,448,780
WEA Finance LLC/WCI Finance LLC 5.40% due 10/1/2012(2)	900,000	954,168
		7,883,749
Retailers — 0.9%
CVS Caremark Corp. 5.75% due 6/1/2017	875,000	943,592
Kohl’s Corp. Sr. Nt. 6.25% due 12/15/2017	750,000	834,377
Macy’s Retail Holdings, Inc. 6.625% due 4/1/2011	1,280,000	1,334,400
Nordstrom, Inc. Sr. Nt. 6.25% due 1/15/2018	1,500,000	1,650,317
Target Corp. Sr. Nt. 7.00% due 1/15/2038	600,000	693,557
		5,456,243

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Supermarkets — 0.2%
New Albertsons, Inc. Sr. Nt. 7.50% due 2/15/2011	$1,200,000	$1,242,000
		1,242,000
Technology — 1.1%
Agilent Technologies, Inc. Sr. Nt. 5.50% due 9/14/2015	1,500,000	1,607,941
Cisco Systems, Inc. 5.50% due 2/22/2016	450,000	501,442
Computer Sciences Corp. Sr. Nt. Series WI 6.50% due 3/15/2018	800,000	885,691
Corning, Inc. Sr. Nt. 6.625% due 5/15/2019	1,000,000	1,109,168
International Business Machines Corp. 5.70% due 9/14/2017	400,000	443,274
Kla-Tencor Corp. Sr. Nt. 6.90% due 5/1/2018	1,000,000	1,084,774
National Semiconductor Corp. 6.60% due 6/15/2017	500,000	542,865
		6,175,155
Tobacco — 0.2%
Philip Morris International, Inc. Sr. Nt. 6.875% due 3/17/2014	800,000	916,094
		916,094
Wireless — 1.2%
America Movil S.A.B. de C.V. 5.00% due 10/16/2019(2)	1,500,000	1,485,088
American Tower Corp. Sr. Nt. 4.625% due 4/1/2015	1,500,000	1,542,621
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	1,250,000	1,410,584
Verizon Wireless Capital LLC Sr. Nt. 5.55% due 2/1/2014	800,000	874,274
Vodafone Group PLC 6.15% due 2/27/2037	350,000	358,499
Sr. Nt. 5.45% due 6/10/2019	1,000,000	1,037,718
		6,708,784
Wirelines — 1.7%
AT&T, Inc. 6.30% due 1/15/2038	1,200,000	1,217,740
Deutsche Telekom International Finance BV 8.75% due 6/15/2030(1)	850,000	1,088,603
France Telecom S.A. 7.75% due 3/1/2011(1)	800,000	849,346
8.50% due 3/1/2031(1)	335,000	444,359
Qwest Communications International, Inc. 7.125% due 4/1/2018(2)	1,500,000	1,548,750
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	1,600,000	1,696,000
Telecom Italia Capital 5.25% due 10/1/2015	550,000	563,141
Verizon Communications, Inc. 5.55% due 2/15/2016	800,000	874,627
6.40% due 2/15/2038	1,250,000	1,296,915
		9,579,481
Total Corporate Bonds (Cost $184,380,080)		193,585,350
Hybrid ARMS — 0.8%
FNMA 5.764% due 12/1/2036(1)	2,078,711	2,181,118
6.251% due 8/1/2046(1)	2,200,023	2,296,096
Total Hybrid ARMS (Cost $4,309,924)		4,477,214
Mortgage Pass-Through Securities — 18.4%
FHLMC 5.50% due 9/1/2034 -12/1/2036	5,952,299	6,302,285
6.00% due 12/1/2040(7)	18,403,000	19,744,616
7.00% due 9/1/2038	1,704,449	1,891,734
FNMA 4.50% due 6/1/2038 - 5/1/2039	15,060,943	15,124,607
5.00% due 4/1/2023 - 12/1/2039	30,707,013	31,755,635
5.50% due 5/1/2034 - 7/1/2038	13,667,779	14,431,730
5.50% due 12/1/2040(7)	6,725,000	7,087,518
6.00% due 8/1/2021 - 11/1/2037	1,657,987	1,782,943
6.50% due 2/1/2013 - 12/1/2014	252,942	268,497
6.50% due 12/1/2040(7)	5,310,000	5,754,713
7.00% due 9/1/2014 - 6/1/2032	333,909	371,607
7.50% due 12/1/2029	295,750	334,661
8.00% due 1/1/2030 - 9/1/2030	99,359	115,188
GNMA 6.00% due 10/15/2032 -12/15/2033	743,837	806,365
Total Mortgage Pass-Through Securities (Cost $104,250,213)		105,772,099
Municipal Bonds — 2.1%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	1,200,000	1,305,432
California State General Obligation 5.25% due 4/1/2014	800,000	826,384
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation Build America Bonds-Taxable Direct Payment 5.72% due 12/1/2038	1,600,000	1,637,072
Illinois State Toll Highway Authority Toll Highway Revenue Build America Bonds-Series A 6.184% due 1/1/2034	1,000,000	1,020,520
Massachusetts Bay Transportation Authority Revenue Series A 5.25% due 7/1/2034	2,400,000	2,556,576
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series A 5.50% due 11/15/2036	1,190,000	1,321,614

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
New York City Municipal Water Finance Authority Water & Sewer Revenue Build America Bonds-Series EE 6.011% due 6/15/2042	$1,600,000	$1,614,448
Oregon School Board Association 4.759% due 6/30/2028	450,000	387,378
San Diego County California Water Authority Financing Agency Water Revenue Build America Bonds-Series B 6.138% due 5/1/2049	1,500,000	1,538,700
Total Municipal Bonds (Cost $11,843,373)		12,208,124
U.S. Treasury — 7.5%
U.S. Treasury Bonds 4.375% due 11/15/2039	11,675,000	11,040,172
U.S. Treasury Notes
1.375% due 3/15/2013	1,955,000	1,943,544
2.375% due 2/28/2015	7,540,000	7,488,200
3.00% due 2/28/2017	2,700,000	2,657,602
3.125% due 1/31/2017	5,912,000	5,869,971
3.625% due 2/15/2020	14,559,000	14,311,046
Total U.S. Treasury (Cost $43,524,410)		43,310,535
Short-Term Investments — 1.2%
BNP Paribas Finance, Inc. 0.15% due 4/13/2010	3,500,000	3,499,825
Societe Generale N.A. 0.175% due 4/13/2010	3,700,000	3,699,784
Total Short-Term Investments (Cost $7,199,609)		7,199,609
Repurchase Agreements — 4.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $24,287,000, due 4/1/2010(8)	24,287,000	24,287,000
Total Repurchase Agreements (Cost $24,287,000)		24,287,000
Total Investments — 103.9% (Cost $586,098,168)		598,620,783
Other Liabilities, Net — (3.9)%		(22,196,193)
Total Net Assets — 100.0%		$576,424,590

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $60,141,277, representing 10.4% of net assets of which $58,582,771, have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated to cover TBAs.
(4)	Maturity is perpetual. Maturity date presented represents the next call date.
(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman
Brothers
Holdings Capital
Trust VII	5.857%	11/29/2049	$1,000,000	$996,693	$2,500

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
PPF Funding, Inc.	$750,000	$746,028	$764,285	4/4/2007	0.13%
Symetra Financial Corp.	800,000	794,799	794,221	3/23/2006	0.14%

(7)	TBA — To be announced.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$24,777,740

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$35,113,661	$—	$35,113,661
Collateralized Mortgage Obligations	—	75,837,781	—	75,837,781
Senior Secured Loans	—	1,499,766	—	1,499,766
Commercial Mortgage-Backed Securities	—	95,329,644	—	95,329,644
Corporate Bonds	—	193,585,350	—	193,585,350
Hybrid ARMS	—	4,477,214	—	4,477,214
Mortgage Pass-Through Securities	—	105,772,099	—	105,772,099
Municipal Bonds	—	12,208,124	—	12,208,124
U.S. Treasury	—	43,310,535	—	43,310,535
Short-Term Investments	—	7,199,609	—	7,199,609
Repurchase Agreements	—	24,287,000	—	24,287,000
Total	$—	$598,620,783	$—	$598,620,783

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series

March 31, 2010 (unaudited)	Principal Amount	Value
Asset Backed Securities — 13.2%
American Express Credit Account Master Trust 2009-2 A 1.483% due 3/15/2017(1)	$250,000	$259,628
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	177,064	138,705
Bank of America Auto Trust 2010-1A A4 2.18% due 2/15/2017(2)	450,000	450,285
2009-2A A4 3.03% due 10/15/2016(2)	740,000	761,485
BMW Vehicle Lease Trust 2009-1 A4 3.66% due 8/15/2013	100,000	103,316
Capital One Multi-Asset Execution Trust 2005-A7 A7 4.70% due 6/15/2015	250,000	266,345
CenterPoint Energy Transition Bond Co. LLC 2001-1 A4 5.63% due 9/15/2015	325,531	353,452
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	284,612	269,600
Chrysler Financial Lease Trust 2010-A A2 1.78% due 6/15/2011(2)	800,000	799,671
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	203,940	188,879
CNH Equipment Trust 2009-C A4 3.00% due 8/17/2015(3)	700,000	708,832
2007-C A4A 5.42% due 3/17/2014	310,000	322,663
GE Capital Credit Card Master Note Trust 2009-3 A 2.54% due 9/15/2014	700,000	709,266
GE Equipment Midticket LLC 2009-1 A3 2.34% due 6/17/2013	750,000	760,800
Hertz Vehicle Financing LLC 2009-2A A1 4.26% due 3/25/2014(2)	500,000	514,662
Honda Auto Receivables Owner Trust 2009-3 A3 2.31% due 5/15/2013	800,000	814,907
Hyundai Auto Receivables Trust 2009-A A4 3.15% due 3/15/2016	600,000	619,090
John Deere Owner Trust 2009-B A4 2.33% due 5/16/2016(3)	600,000	605,622
Nissan Auto Lease Trust 2009-B A3 2.07% due 1/15/2015	300,000	304,130
PG&E Energy Recovery Funding LLC 2005-1 A5 4.47% due 12/25/2014	420,000	448,613
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	49,751	49,066
2002-RS4 AI5 6.163% due 8/25/2032(1)	20,695	8,746
World Omni Auto Receivables Trust 2010-A A4 2.21% due 5/15/2015	600,000	600,798
World Omni Automobile Lease Securitization Trust 2009-A A3 1.65% due 2/15/2013	600,000	604,426
Total Asset Backed Securities (Cost $10,550,601)		10,662,987
Collateralized Mortgage Obligations — 13.0%
Banc of America Mortgage Securities, Inc. 2003-2 1A4 4.875% due 4/25/2033(3)	659,407	660,694
Cendant Mortgage Corp. 2003-4 1A1 4.85% due 5/25/2033	450,249	453,710
Chase Mortgage Finance Corp. 2003-S14 3A1 5.50% due 1/25/2034	753,104	757,052
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	377,649	331,951
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	51,277	45,920
CS First Boston Mortgage Securities Corp. 2003-8 2A1 5.00% due 4/25/2018	883,070	904,870
FHLMC 1534 Z
5.00% due 6/15/2023	103,978	103,970
20 H 5.50% due 10/25/2023	52,567	55,306
FNMA 2003-24 PU 3.50% due 11/25/2015	26,010	26,165
2003-63 GU 4.00% due 7/25/2033	12,950	13,363
2005-39 CL 5.00% due 12/25/2021	99,158	102,008
2006-45 AC 5.50% due 6/25/2036	60,204	62,618
2002-52 PB 6.00% due 2/25/2032	207,761	216,312
GMAC Mortgage Corp. Loan Trust 2004-J6 2A1 5.25% due 2/25/2035	562,264	567,983
GNMA 2002-93 NV 4.75% due 2/20/2032	3,249	3,290
Master Asset Securitization Trust 2003-5 2A1 5.00% due 6/25/2018	301,890	306,324
Prime Mortgage Trust 2004-2 A2 4.75% due 11/25/2019	951,101	955,560
RAAC Series 2005-SP1 2A10 5.25% due 9/25/2034	128,948	128,974
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	53,731	51,699

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Residential Asset Securitization Trust 2003-A2 A1 4.25% due 5/25/2033	$958,765	$953,155
Residential Funding Mortgage Securities I 2004-S9 2A1 4.75% due 12/25/2019	634,956	622,994
2005-S1 2A1 4.75% due 2/25/2020	524,684	520,458
Wells Fargo Mortgage Backed Securities Trust 2003-8 A1 4.50% due 8/25/2018	296,625	300,240
2005-1 1A1 4.75% due 1/25/2020	723,219	733,841
2004-2 A1 5.00% due 1/25/2019	791,414	806,995
2003-17 1A4 5.50% due 1/25/2034	835,321	842,314
Total Collateralized Mortgage Obligations (Cost $10,535,022)		10,527,766
Senior Secured Loans — 0.6%
Food — 0.3%
Dole Food Co., Inc. Term Loan B 5.00% due 3/2/2017(1)	70,588	71,272
Term Loan C 5.00% due 3/2/2017(1)	175,324	177,023
		248,295
Healthcare — 0.3%
IMS Health, Inc. Term Loan B 5.25% due 2/26/2016(1)	250,000	251,627
		251,627
Total Senior Secured Loans (Cost $490,986)		499,922
Commercial Mortgage-Backed Securities — 23.9%
American Tower Trust 2007-1A AFX 5.42% due 4/15/2037(2)	580,000	613,350
Asset Securitization Corp. 1996-D3 A4 8.172% due 10/13/2026(1)	600,000	646,831
Banc of America Commercial Mortgage, Inc. 2003-2 A3 4.873% due 3/11/2041	400,000	418,788
Bear Stearns Commercial Mortgage Securities 2003-T10 A2 4.74% due 3/13/2040	550,000	573,886
2003-PWR2 A4 5.186% due 5/11/2039	550,000	575,960
1999-C1 B 6.20% due 2/14/2031	432,619	452,117
CDC Commercial Mortgage Trust 2002-FX1 B 5.856% due 5/15/2035	650,000	685,332
Chase Commercial Mortgage Securities Corp. 1998-1 F 6.56% due 5/18/2030(2)	421,000	449,710
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	51,271	51,339
Commercial Mortgage Pass-Through Certificates 2003-LB1A A1 3.251% due 6/10/2038	345,149	349,881
2004-LB2A A3 4.221% due 3/10/2039	555,105	561,067
Crown Castle Towers LLC Sr. Sec. Nt. 4.523% due 1/15/2015(2)	550,000	557,434
CS First Boston Mortgage Securities Corp. 2003-C3 A5 3.936% due 5/15/2038	600,000	611,172
2002-CP5 A1 4.106% due 12/15/2035	341,947	350,515
2004-C5 A2 4.183% due 11/15/2037	103,416	103,323
2004-C2 A2 5.416% due 5/15/2036	402,000	421,457
2001-CP4 A4 6.18% due 12/15/2035	195,247	202,646
2001-CK1 A3 6.38% due 12/18/2035	370,203	377,553
First Union National Bank Commercial Mortgage Trust 2001-C4 A2 6.223% due 12/12/2033	700,000	735,190
First Union-Lehman Brothers-Bank of America 1998-C2 E 6.778% due 11/18/2035	872,000	934,051
GE Capital Commercial Mortgage Corp. 2003-C2 A2 4.17% due 7/10/2037	239,492	240,423
2004-C1 A3 4.596% due 11/10/2038	115,000	116,146
2003-C2 A4 5.145% due 7/10/2037	345,000	364,416
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2 5.669% due 5/10/2040(1)	285,000	303,825
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	162,906	165,520
2004-GG1 A7 5.317% due 6/10/2036	700,000	736,006
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	154,735	156,533
Hilton Hotel Pool Trust 2000-HLTA A1 7.055% due 10/3/2015(2)	226,932	231,793
J.P. Morgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2 4.914% due 7/12/2037	126,704	129,480
2001-C1 A3 5.857% due 10/12/2035	541,000	565,861
2001-CIBC A3 6.26% due 3/15/2033	570,164	583,295
LB UBS Comm’l. Mortgage Trust 2003-C7 A4 4.931% due 9/15/2035	750,000	774,058
2002-C7 A4 4.96% due 12/15/2031	600,000	632,247
2002-C1 A4 6.462% due 3/15/2031	700,000	748,739
Morgan Stanley Capital I

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
2004-HQ3 A4
4.80% due 1/13/2041	$415,000	$426,759
2003-T11 A3
4.85% due 6/13/2041	302,014	307,567
2005-HQ7 AAB
5.355% due 11/14/2042(1)	500,000	525,208
Prudential Securities Secured Financing Corp.
1998-C1 D
7.05% due 1/15/2013(1)	120,035	121,059
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2 4.467% due 3/18/2036	434,358	447,768
1999-C1 G
6.953% due 5/18/2032(1) (2)	450,500	472,804
Wachovia Bank Commercial Mortgage Trust
2004-C10 A4
4.748% due 2/15/2041	596,000	618,876
2005-C21 APB
5.348% due 10/15/2044(1)	470,000	490,598
2004-C11 A5
5.215% due 1/15/2041	575,000	590,092
Total Commercial Mortgage-Backed Securities (Cost $19,126,164)		19,420,675
Corporate Bonds — 42.8%
Aerospace & Defense — 0.6%
L-3 Communications Corp. Sr. Sub. Nt. 6.125% due 7/15/2013	500,000	507,500
		507,500
Automotive — 0.9%
Daimler Finance North America LLC 4.875% due 6/15/2010	175,000	176,268
Ford Motor Credit Co. LLC Sr. Nt. 7.25% due 10/25/2011	500,000	516,946
		693,214
Banking — 5.7%
American Express Travel Related Services Co., Inc. Sr. Nt. 5.25% due 11/21/2011(2)	500,000	522,552
Barclays Bank PLC Sr. Nt. 2.50% due 1/23/2013	300,000	300,358
Capital One Financial Corp. Sr. Nt. 5.70% due 9/15/2011	350,000	365,802
Citigroup, Inc. Sr. Nt. 5.10% due 9/29/2011	300,000	312,693
Countrywide Home Loans, Inc. Ser. L 4.00% due 3/22/2011	250,000	257,017
Credit Suisse/New York NY Sr. Nt. 3.45% due 7/2/2012	200,000	207,038
Deutsche Bank AG Sr. Nt. 2.375% due 1/11/2013	500,000	500,848
Merrill Lynch & Co., Inc. Sr. Nt. Ser. B 4.50% due 11/4/2010	350,000	356,847
Morgan Stanley Sr. Nt. 5.05% due 1/21/2011	250,000	258,086
Rabobank Nederland N.V. Nt. 2.65% due 8/17/2012(2)	250,000	255,045
Santander U.S. Debt S.A. Unipersonal 2.485% due 1/18/2013(2)	500,000	496,741
Sovereign Bancorp, Inc. Sr. Nt. 4.80% due 9/1/2010	250,000	253,690
The Goldman Sachs Group, Inc. Sr. Nt.
3.625% due 8/1/2012	250,000	258,899
4.50% due 6/15/2010	250,000	251,865
		4,597,481
Brokerage — 0.4%
BlackRock, Inc. Sr. Nt. 2.25% due 12/10/2012	300,000	302,515
		302,515
Building Materials — 1.4%
CRH America, Inc. 5.625% due 9/30/2011	250,000	262,015
Lafarge S.A. Sr. Nt. 6.15% due 7/15/2011	550,000	574,488
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	250,000	261,400
		1,097,903
Chemicals — 1.1%
Airgas, Inc. Sr. Nt. 2.85% due 10/1/2013	500,000	498,893
The Dow Chemical Co. Sr. Nt. 4.85% due 8/15/2012	400,000	423,007
		921,900
Consumer Products — 0.3%
Whirlpool Corp. Nt. 8.00% due 5/1/2012	250,000	274,765
		274,765
Distributors — 0.3%
ONEOK, Inc. 7.125% due 4/15/2011	240,000	253,999
		253,999
Diversified Manufacturing — 0.3%
Textron Financial Corp. 5.125% due 11/1/2010	250,000	253,790
		253,790
Electric — 4.6%
AEP Texas North Co. Sr. Nt. Ser. B 5.50% due 3/1/2013	150,000	160,006
Allegheny Energy Supply Co. LLC Sr. Nt. 7.80% due 3/15/2011	300,000	316,076
EDP Finance BV Sr. Nt. 5.375% due 11/2/2012(2)	500,000	531,292
FirstEnergy Corp. Sr. Nt. Ser. B 6.45% due 11/15/2011	200,000	212,130

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
MidAmerican Energy Holdings Co. Sr. Nt. 3.15% due 7/15/2012	$200,000	$204,979
Mirant Mid Atlantic Pass Through Trust Ser. A 8.625% due 6/30/2012	519,287	535,514
National Rural Utilities Cooperative Finance Corp. Sr. Sec. Nt. 2.625% due 9/16/2012	200,000	204,053
NiSource Finance Corp. Sr. Nt. 7.875% due 11/15/2010	250,000	259,591
Oncor Electric Delivery Co. Sr. Sec. Nt. 6.375% due 5/1/2012	250,000	270,342
Orion Power Holdings, Inc. Sr. Nt. 12.00% due 5/1/2010	500,000	501,875
Pacific Gas & Electric Co. Sr. Nt. 4.20% due 3/1/2011	200,000	205,875
Virginia Electric and Power Co. Sr. Nt. 4.50% due 12/15/2010	350,000	359,093
		3,760,826
Energy — 2.2%
BP Capital Markets PLC 3.125% due 3/10/2012	350,000	362,568
Chesapeake Energy Corp. 7.00% due 8/15/2014	425,000	430,844
Chevron Corp. 3.45% due 3/3/2012	350,000	364,356
OPTI Canada, Inc. Sr. Sec. Nt. 9.00% due 12/15/2012(2)	350,000	360,500
XTO Energy, Inc. 5.00% due 8/1/2010	250,000	253,567
		1,771,835
Entertainment — 0.3%
Time Warner, Inc. 5.50% due 11/15/2011	250,000	265,317
		265,317
Environmental — 0.4%
Allied Waste North America, Inc. 6.375% due 4/15/2011	100,000	104,349
6.50% due 11/15/2010	200,000	206,672
		311,021
Food And Beverage — 3.1%
Anheuser-Busch Cos., Inc. 5.625% due 10/1/2010	250,000	255,935
Anheuser-Busch InBev Worldwide, Inc.
2.50% due 3/26/2013(2)	250,000	250,482
3.00% due 10/15/2012	200,000	205,368
Diageo Finance BV 3.875% due 4/1/2011	250,000	256,937
Dr. Pepper Snapple Group, Inc. 1.70% due 12/21/2011	300,000	300,767
Kraft Foods, Inc. Sr. Nt. 2.625% due 5/8/2013	500,000	503,759
PepsiAmericas, Inc. 5.625% due 5/31/2011	200,000	210,240
SABMiller PLC 6.20% due 7/1/2011(2)	500,000	527,173
		2,510,661
Government Related — 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. Sr. Sec. Nt. 4.50% due 9/30/2012(2)	250,000	262,403
		262,403
Health Insurance — 0.3%
UnitedHealth Group, Inc. Sr. Nt. 5.125% due 11/15/2010	250,000	256,575
		256,575
Healthcare — 1.6%
AmerisourceBergen Corp. 5.625% due 9/15/2012	250,000	269,291
CareFusion Corp. Sr. Nt. 4.125% due 8/1/2012	250,000	260,748
Express Scripts, Inc. Sr. Nt. 5.25% due 6/15/2012	300,000	319,876
Fresenius Medical Care Capital Trust IV 7.875% due 6/15/2011	100,000	104,250
Thermo Fisher Scientific, Inc. Sr. Nt. 2.15% due 12/28/2012(2)	300,000	298,978
		1,253,143
Insurance - Life — 2.0%
Lincoln National Corp. Sr. Nt. 5.65% due 8/27/2012	400,000	424,610
Metropolitan Life Global Funding I Nt. 2.875% due 9/17/2012(2)	200,000	203,300
Sr. Sec. Nt. 4.50% due 5/5/2010(2)	250,000	250,568
New York Life Global Funding 2.25% due 12/14/2012(2)	200,000	201,103
Prudential Financial, Inc. Sr. Nt. 5.10% due 12/14/2011	500,000	524,953
		1,604,534
Insurance - P&C — 0.3%
CNA Financial Corp. Sr. Nt. 6.00% due 8/15/2011	250,000	260,836
		260,836
Media Cable — 1.1%
Comcast Corp. 5.45% due 11/15/2010	350,000	358,911
Time Warner Cable, Inc. 5.40% due 7/2/2012	475,000	509,913
		868,824
Media Noncable — 0.3%
Rainbow National Services LLC 8.75% due 9/1/2012(2)	200,000	203,250
		203,250
Metals And Mining — 3.2%
AK Steel Corp. Sr. Nt. 7.75% due 6/15/2012	315,000	316,575
ArcelorMittal Sr. Nt. 5.375% due 6/1/2013	250,000	266,103
BHP Billiton Finance USA Ltd. 5.00% due 12/15/2010	250,000	257,409

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	$300,000	$326,625
Peabody Energy Corp. Ser. B 6.875% due 3/15/2013	500,000	505,625
Rio Tinto Alcan, Inc. Sr. Nt. 6.45% due 3/15/2011	100,000	104,488
Steel Dynamics, Inc. 7.375% due 11/1/2012	550,000	572,000
Xstrata Finance Canada Ltd. 5.50% due 11/16/2011(2)	250,000	262,275
		2,611,100
Non Captive Consumer — 0.3%
SLM Corp. Sr. Nt. Ser. A 5.40% due 10/25/2011	250,000	252,346
		252,346
Non Captive Diversified — 1.6%
GATX Corp. Sr. Nt. 4.75% due 10/1/2012	300,000	313,142
General Electric Capital Corp. Sr. Nt. 2.80% due 1/8/2013	500,000	506,038
International Lease Finance Corp. Sr. Nt. 4.875% due 9/1/2010	500,000	499,995
		1,319,175
Packaging — 0.6%
Ball Corp. 6.875% due 12/15/2012	300,000	303,000
Bemis Co., Inc. Sr. Nt. 4.875% due 4/1/2012	210,000	218,106
		521,106
Paper — 0.4%
Rock-Tenn Co. Sr. Sec. Nt. 8.20% due 8/15/2011	300,000	314,250
		314,250
Pharmaceuticals — 1.7%
Eli Lilly & Co. Sr. Nt. 3.55% due 3/6/2012	350,000	365,185
Merck & Co., Inc. Sr. Nt. 1.875% due 6/30/2011	300,000	302,854
Pfizer, Inc. Sr. Nt. 4.45% due 3/15/2012	350,000	370,997
Roche Holdings, Inc. 4.50% due 3/1/2012(2)	350,000	370,003
		1,409,039
Pipelines — 1.5%
Energy Transfer Partners LP Sr. Nt. 5.65% due 8/1/2012	200,000	214,469
Enterprise Products Operating LLP 4.95% due 6/1/2010	400,000	402,075
Kinder Morgan Energy Partners LP 7.125% due 3/15/2012	300,000	328,467
Plains All American Pipeline LP 4.25% due 9/1/2012	250,000	259,734
		1,204,745
REITs — 2.4%
Camden Property Trust Sr. Nt. 5.875% due 11/30/2012	250,000	264,549
Liberty Property LP Sr. Nt. 6.375% due 8/15/2012	200,000	212,751
Mack-Cali Realty LP Sr. Nt. 7.75% due 2/15/2011	300,000	313,663
Regency Centers LP
6.75% due 1/15/2012	300,000	316,097
7.95% due 1/15/2011	200,000	208,455
Simon Property Group LP Sr. Nt. 5.30% due 5/30/2013	300,000	317,436
Westfield Capital Corp. Ltd. 4.375% due 11/15/2010(2)	300,000	304,668
		1,937,619
Retailers — 0.6%
Macy’s Retail Holdings, Inc. 6.625% due 4/1/2011	350,000	364,875
The Home Depot, Inc. Sr. Nt. 5.20% due 3/1/2011	100,000	103,865
		468,740
Supermarkets — 0.9%
New Albertsons, Inc. Sr. Nt. 7.50% due 2/15/2011	250,000	258,750
Safeway, Inc. 4.95% due 8/16/2010	200,000	203,183
The Kroger Co. 6.80% due 4/1/2011	250,000	263,126
		725,059
Technology — 1.0%
Agilent Technologies, Inc. Sr. Nt. 4.45% due 9/14/2012	300,000	314,388
Hewlett-Packard Co. Sr. Nt. 4.25% due 2/24/2012	200,000	211,278
National Semiconductor Corp. Sr. Nt. 6.15% due 6/15/2012	250,000	270,347
		796,013
Wireless — 0.5%
Verizon Wireless Capital LLC Sr. Nt. 5.25% due 2/1/2012	400,000	426,262
		426,262
Wirelines — 0.6%
Qwest Corp. Sr. Nt. 7.875% due 9/1/2011	250,000	265,000
Telecom Italia Capital S.A. 4.875% due 10/1/2010	250,000	254,363
		519,363
Total Corporate Bonds (Cost $33,973,060)		34,737,109

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Government Agencies — 0.9%
Bank of America Corp. 3.125% due 6/15/2012(4)	$350,000	$363,692
PNC Funding Corp. 2.30% due 6/22/2012(4)	350,000	357,940
Total Government Agencies (Cost $708,586)		721,632
Mortgage-Backed Securities — 0.4%
FHLMC 7.00% due 9/1/2038	144,974	160,904
FNMA 6.251% due 8/1/2046(1)	165,137	172,348
Total Mortgage-Backed Securities (Cost $317,443)		333,252
U.S. Treasury — 3.5%
U.S. Treasury Notes 1.00% due 3/31/2012	2,820,000	2,818,675
Total U.S. Treasury (Cost $2,817,679)		2,818,675
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.00%, dated 3/31/2010, maturity value of $1,412,000, due 4/1/2010(5)	1,412,000	1,412,000
Total Repurchase Agreements (Cost $1,412,000)		1,412,000
Total Investments — 100.0% (Cost $79,931,541)		81,134,018
Other Liabilities, Net — 0.0%		(1,615)
Total Net Assets — 100.0%		$81,132,403

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at March 31, 2010.
(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $10,151,527, representing 12.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(3)	Securities are segregated for anticipated collateral requirements.
(4)	Classified under Government Agencies as a result of participation in the U.S. Government Troubled Asset Relief Program.
(5)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FNMA	4.375%	10/15/2015	$1,440,938

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$10,662,987	$—	$10,662,987
Collateralized Mortgage Obligations	—	10,527,766	—	10,527,766
Senior Secured Loans	—	499,922	—	499,922
Commercial Mortgage-Backed Securities	—	19,420,675	—	19,420,675
Corporate Bonds	—	34,737,109	—	34,737,109
Government Agencies	—	721,632	—	721,632
Mortgage-Backed Securities	—	333,252	—	333,252
U.S. Treasury	—	2,818,675	—	2,818,675
Repurchase Agreements	—	1,412,000	—	1,412,000
Total	$—	$81,134,018	$—	$81,134,018

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series

March 31, 2010 (unaudited)	Principal Amount	Value
Corporate Bonds — 96.3%
Aerospace/Defense — 2.1%
BE Aerospace, Inc. Sr. Nt. 8.50% due 7/1/2018	$520,000	$555,100
Bombardier, Inc. Sr. Nt. 7.75% due 3/15/2020(1)	410,000	428,450
L-3 Communications Corp.
Sr. Sub. Nt. 5.875% due 1/15/2015	130,000	132,275
6.375% due 10/15/2015	150,000	153,937
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018	325,000	318,500
Triumph Group, Inc. 8.00% due 11/15/2017	210,000	210,000
		1,798,262
Airlines — 0.3%
Delta Air Lines, Inc. Sr. Sec. Nt. 9.50% due 9/15/2014(1)	230,000	241,788
		241,788
Automotive — 5.5%
Allison Transmission, Inc. 11.00% due 11/1/2015(1)	440,000	468,600
American Axle & Manufacturing Holdings, Inc. Sr. Sec. Nt. 9.25% due 1/15/2017(1)	250,000	266,875
Ford Motor Credit Co. LLC
Sr. Nt. 8.00% due 12/15/2016	300,000	316,087
8.125% due 1/15/2020	440,000	461,547
8.70% due 10/1/2014	790,000	856,605
Goodyear Tire & Rubber Co.
Sr. Nt. 8.625% due 12/1/2011	72,000	74,880
8.75% due 8/15/2020	220,000	216,975
Sr. Nt. 10.50% due 5/15/2016	130,000	140,400
Lear Corp.
7.875% due 3/15/2018	220,000	222,475
8.125% due 3/15/2020	350,000	355,688
Navistar International Corp. 8.25% due 11/1/2021	560,000	571,200
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	120,000	120,000
TRW Automotive, Inc.
7.25% due 3/15/2017(1)	200,000	193,000
Sr. Nt. 8.875% due 12/1/2017(1)	390,000	404,137
		4,668,469
Banking — 2.0%
Bank of America Corp. Ser. M 8.125% due 5/15/2018(2)(3)	770,000	785,654
Citigroup Capital XXI 8.30% due 12/21/2057	420,000	425,250
Zions Bancorporation Sr. Nt. 7.75% due 9/23/2014	450,000	453,879
		1,664,783
Brokerage — 0.7%
E*Trade Financial Corp. Sr. Nt. 12.50% due 11/30/2017(4)	478,000	571,210
		571,210
Building Materials — 1.4%
Masco Corp. Sr. Nt. 5.875% due 7/15/2012	710,000	742,377
Norcraft Cos. L.P. Sr. Sec. Nt. 10.50% due 12/15/2015(1)	420,000	443,100
		1,185,477
Chemical — 2.2%
Hexion Finance Escrow LLC Sr. Sec. Nt. 8.875% due 2/1/2018(1)	420,000	413,700
Huntsman International LLC Sr. Sub. Nt. 8.625% due 3/15/2020(1)	210,000	211,050
Koppers, Inc. 7.875% due 12/1/2019(1)	200,000	206,000
LBI Escrow Corp. Sr. Sec. Nt. 8.00% due 11/1/2017(1)	310,000	321,625
NOVA Chemicals Corp.
Sr. Nt. 8.375% due 11/1/2016(1)	260,000	267,150
8.625% due 11/1/2019(1)	260,000	267,800
Terra Capital, Inc. 7.75% due 11/1/2019	170,000	205,275
		1,892,600
Construction Machinery — 0.8%
Terex Corp. Sr. Nt. 10.875% due 6/1/2016	200,000	221,500
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	448,000	430,080
		651,580
Consumer Cyclical Services — 1.8%
Corrections Corp. of America 7.75% due 6/1/2017	260,000	271,700
NCO Group, Inc. Sr. Nt. 5.125% due 11/15/2013(3)	125,000	106,875
Sr. Sub. Nt. 11.875% due 11/15/2014	130,000	118,950
Service Corp. International
Sr. Nt. 7.625% due 10/1/2018	350,000	354,375
8.00% due 11/15/2021	270,000	273,375
Travelport LLC Sr. Nt. 4.877% due 9/1/2014(3)	370,000	362,600
		1,487,875
Consumer Products — 1.2%
Colt Defense LLC Sr. Nt. 8.75% due 11/15/2017(1)	220,000	220,550
Easton-Bell Sports, Inc. Sr. Sec. Nt. 9.75% due 12/1/2016(1)	430,000	452,575
Jarden Corp. 7.50% due 5/1/2017	220,000	223,025

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Sr. Nt. 8.00% due 5/1/2016	$130,000	$136,175
		1,032,325
Distributors — 0.7%
Inergy LP
8.25% due 3/1/2016	400,000	412,000
8.75% due 3/1/2015	140,000	146,475
		558,475
Electric — 5.9%
Dynegy Holdings, Inc.
Sr. Nt. 7.50% due 6/1/2015(1)	260,000	214,500
7.75% due 6/1/2019	330,000	249,150
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	620,000	432,450
Midwest Generation LLC Ser. B 8.56% due 1/2/2016	304,639	311,890
Mirant Americas Generation LLC Sr. Nt. 8.50% due 10/1/2021	110,000	103,400
Mirant Mid Atlantic Pass Through Tr. Ser. A 8.625% due 6/30/2012	141,938	146,374
Ser. B 9.125% due 6/30/2017	375,702	399,183
Mirant North America LLC 7.375% due 12/31/2013	260,000	259,350
North American Energy Alliance LLC Sr. Sec. Nt. 10.875% due 6/1/2016(1)	490,000	521,850
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	475,000	470,250
RRI Energy, Inc. Sr. Nt. 7.875% due 6/15/2017	395,000	354,512
Texas Competitive Electric Holdings Co. LLC Ser. A 10.25% due 11/1/2015(5)	965,000	670,675
Ser. B 10.25% due 11/1/2015(5)	520,000	361,400
The AES Corp. Sr. Nt. 8.00% due 10/15/2017 - 6/1/2020	520,000	522,925
		5,017,909
Energy — 13.3%
Allis-Chalmers Energy, Inc. 9.00% due 1/15/2014	430,000	412,800
Alon Refining Krotz Springs, Inc. Sr. Sec. Nt. 13.50% due 10/15/2014	280,000	269,500
Antero Resources Finance Corp. Sr. Nt. 9.375% due 12/1/2017(1)	100,000	103,000
Atlas Energy Operating Co. LLC 10.75% due 2/1/2018	380,000	418,000
12.125% due 8/1/2017	220,000	251,900
Berry Petroleum Co.
Sr. Sub. Nt. 8.25% due 11/1/2016	101,000	102,263
Sr. Nt. 10.25% due 6/1/2014	350,000	385,875
Chesapeake Energy Corp.
7.00% due 8/15/2014	255,000	258,506
7.50% due 9/15/2013	260,000	263,250
9.50% due 2/15/2015	400,000	435,000
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	260,000	257,400
Connacher Oil and Gas Ltd. Sr. Sec. Nt. 10.25% due 12/15/2015(1)	200,000	203,500
11.75% due 7/15/2014(1)	290,000	320,450
Continental Resources, Inc.
Sr. Nt. 7.375% due 10/1/2020(1)	220,000	221,100
8.25% due 10/1/2019	230,000	243,800
Denbury Resources, Inc.
8.25% due 2/15/2020	420,000	445,200
9.75% due 3/1/2016	280,000	308,000
Expro Finance Luxembourg SCA Sr. Sec. Nt. 8.50% due 12/15/2016(1)	280,000	282,800
Hercules Offshore, Inc. Sr. Sec. Nt. 10.50% due 10/15/2017(1)	140,000	139,650
Holly Corp. Sr. Nt. 9.875% due 6/15/2017(1)	140,000	144,200
Linn Energy LLC
9.875% due 7/1/2018	210,000	224,700
11.75% due 5/15/2017(1)	220,000	249,700
OPTI Canada, Inc.
Sr. Sec. Nt. 8.25% due 12/15/2014	1,200,000	1,128,000
9.00% due 12/15/2012(1)	130,000	133,900
Quicksilver Resources, Inc.
7.125% due 4/1/2016	540,000	513,000
8.25% due 8/1/2015	190,000	193,800
Sr. Nt. 11.75% due 1/1/2016	200,000	229,000
SandRidge Energy, Inc.
8.625% due 4/1/2015(4)	220,000	213,950
Sr. Nt.
9.875% due 5/15/2016(1)	200,000	205,500
Stallion Oilfield Holdings Ltd. Sr. Sec. Nt. 10.50% due 2/15/2015(1)	660,000	648,450
Stallion Oilfield Services Sr. Nt. 9.75% due 2/1/2015(1)(6)	870,000	556,800
Stone Energy Corp. Sr. Sub. Nt. 6.75% due 12/15/2014	450,000	396,000
Tesoro Corp. 9.75% due 6/1/2019	220,000	229,900
Venoco, Inc. 11.50% due 10/1/2017	870,000	911,325
		11,300,219
Entertainment — 0.3%
WMG Acquisition Corp. Sr. Sec. Nt. 9.50% due 6/15/2016(1)	260,000	277,875
		277,875
Financial Other — 0.3%
CNG Holdings, Inc. Sr. Sec. Nt. 12.25% due 2/15/2015(1)	220,000	213,125
		213,125

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Food And Beverage — 1.6%
Aramark Corp.
Sr. Nt. 3.749% due 2/1/2015(3)	$108,000	$100,440
8.50% due 2/1/2015	728,000	744,380
Constellation Brands, Inc. Ser. B 7.25% due 5/15/2017	140,000	143,500
Reddy Ice Corp. Sr. Sec. Nt. 11.25% due 3/15/2015(1)	330,000	346,500
		1,334,820
Gaming — 3.5%
Boyd Gaming Corp.
Sr. Sub. Nt. 6.75% due 4/15/2014	170,000	148,325
7.125% due 2/1/2016	340,000	283,900
Harrah’s Operating Co., Inc. Sr. Sec. Nt. 10.00% due 12/15/2018	420,000	347,550
MGM Mirage, Inc.
Sr. Nt. 7.50% due 6/1/2016	260,000	216,450
Sr. Sec. Nt. 9.00% due 3/15/2020(1)	170,000	175,100
10.375% due 5/15/2014(1)	110,000	121,275
11.125% due 11/15/2017(1)	210,000	236,250
Sr. Nt. 11.375% due 3/1/2018(1)	140,000	135,100
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	158,000	165,900
Scientific Games International, Inc. 7.875% due 6/15/2016(1)	410,000	415,125
9.25% due 6/15/2019	260,000	274,950
Sr. Sub. Nt. 9.25% due 6/15/2019(1)	220,000	233,475
Wynn Las Vegas LLC 6.625% due 12/1/2014	200,000	199,500
		2,952,900
Healthcare — 6.4%
Alliance HealthCare Services, Inc. Sr. Nt. 8.00% due 12/1/2016(1)	780,000	725,400
Apria Healthcare Group, Inc. Sr. Sec. Nt. 12.375% due 11/1/2014(1)	390,000	427,050
Bio-Rad Laboratories, Inc. Sr. Sub. Nt. 8.00% due 9/15/2016	325,000	346,125
Community Health Systems, Inc. 8.875% due 7/15/2015	410,000	424,350
HCA, Inc.
Sr. Nt. 6.75% due 7/15/2013	430,000	430,000
Sr. Sec. Nt. 7.875% due 2/15/2020(1)	200,000	209,375
8.50% due 4/15/2019(1)	260,000	279,663
Sec. Nt. 9.125% due 11/15/2014	577,000	609,456
9.25% due 11/15/2016	800,000	850,500
Sr. Sec. Nt. 9.875% due 2/15/2017(1)	220,000	239,800
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	395,000	376,238
IMS Health, Inc. Sr. Nt. 12.50% due 3/1/2018(1)	330,000	384,037
US Oncology, Inc. Sr. Sec. Nt. 9.125% due 8/15/2017	100,000	104,500
		5,406,494
Home Construction — 0.8%
K Hovnanian Enterprises, Inc. Sr. Sec. Nt. 10.625% due 10/15/2016	280,000	298,200
KB Home 9.10% due 9/15/2017	130,000	137,150
The Ryland Group, Inc. 5.375% due 5/15/2012	210,000	212,100
		647,450
Industrial Other — 0.6%
Belden, Inc. 9.25% due 6/15/2019(1)	260,000	277,550
JohnsonDiversey Holdings, Inc. Sr. Nt. 8.25% due 11/15/2019(1)	200,000	207,000
		484,550
Insurance - Life — 1.0%
Genworth Financial, Inc. Sr. Nt. Ser. MTN 6.515% due 5/22/2018	440,000	433,453
Symetra Financial Corp. 8.30% due 10/15/2037(1)	440,000	389,400
		822,853
Lodging — 1.6%
Host Hotels & Resorts L.P. Sr. Nt. 9.00% due 5/15/2017(1)	130,000	140,400
Host Marriott L.P. Sr. Nt. Ser. O 6.375% due 3/15/2015	575,000	570,687
Royal Caribbean Cruises Ltd.
Sr. Nt. 6.875% due 12/1/2013	260,000	262,600
7.00% due 6/15/2013	390,000	394,875
		1,368,562
Media Cable — 2.3%
CSC Holdings, Inc. Sr. Nt. 8.50% due 4/15/2014 - 6/15/2015(1)	445,000	472,300
DISH DBS Corp. 7.875% due 9/1/2019	770,000	800,800
Mediacom LLC Sr. Nt. 9.125% due 8/15/2019(1)	130,000	134,062
Virgin Media Finance PLC Ser. 1 9.50% due 8/15/2016	500,000	546,250
		1,953,412
Media Noncable — 8.5%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	880,000	880,000
Clear Channel Worldwide Holdings, Inc. Ser. A 9.25% due 12/15/2017(1)	250,000	259,687

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Ser. B 9.25% due 12/15/2017(1)	$330,000	$344,850
Gannett Co., Inc. Sr. Nt. 9.375% due 11/15/2017(1)	110,000	117,563
GeoEye, Inc. Sr. Sec. Nt. 9.625% due 10/1/2015(1)	230,000	235,175
Hughes Network Systems LLC 9.50% due 4/15/2014	300,000	305,250
Sr. Nt. 9.50% due 4/15/2014	440,000	452,100
Inmarsat Finance PLC 7.375% due 12/1/2017(1)	100,000	104,000
Intelsat Corp. Sr. Nt. 9.25% due 8/15/2014	260,000	266,500
Intelsat Jackson Holdings Ltd. 8.50% due 11/1/2019(1)	230,000	241,500
11.25% due 6/15/2016	410,000	443,825
Intelsat Subsidiary Holding Co. Ltd. 8.50% due 1/15/2013	660,000	669,900
8.875% due 1/15/2015(1)	110,000	113,025
8.875% due 1/15/2015	140,000	144,550
Lamar Media Corp. Sr. Nt. 6.625% due 8/15/2015	370,000	358,263
McClatchy Co. Sr. Sec. Nt. 11.50% due 2/15/2017(1)	420,000	428,925
Media General, Inc. Sr. Sec. Nt. 11.75% due 2/15/2017(1)	220,000	217,525
Nielsen Finance LLC 11.50% due 5/1/2016	440,000	497,200
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	635,000	642,937
Sinclair Broadcast Group, Inc. 8.00% due 3/15/2012	320,000	317,600
Sinclair Television Group, Inc. Sr. Sec. Nt. 9.25% due 11/1/2017(1)	140,000	147,350
		7,187,725
Metals And Mining — 1.4%
CONSOL Energy, Inc. 8.00% due 4/1/2017(1)	330,000	339,075
8.25% due 4/1/2020(1)	210,000	215,775
Steel Dynamics, Inc. 7.375% due 11/1/2012	460,000	478,400
7.625% due 3/15/2020(1)	110,000	112,750
		1,146,000
Non Captive Diversified — 4.3%
CIT Group, Inc. Sr. Sec. Nt. 7.00% due 5/1/2013	1,260,000	1,225,350
GMAC, Inc. 8.00% due 3/15/2020(1)	220,000	225,500
8.30% due 2/12/2015(1)	420,000	441,000
International Lease Finance Corp.
Sr. Nt. Ser. MTN 5.65% due 6/1/2014	840,000	778,519
Sr. Nt. 8.625% due 9/15/2015(1)	990,000	1,012,034
		3,682,403
Packaging — 1.8%
Ball Corp. 7.125% due 9/1/2016	200,000	212,500
7.375% due 9/1/2019	200,000	210,750
Crown Americas LLC Sr. Nt. 7.625% due 5/15/2017(1)	260,000	271,050
Owens-Brockway Glass Container, Inc. 7.375% due 5/15/2016	260,000	273,000
Reynolds Group Issuer, Inc. Sr. Sec. Nt. 7.75% due 10/15/2016(1)	200,000	205,500
Silgan Holdings, Inc. Sr. Nt. 7.25% due 8/15/2016	300,000	311,250
		1,484,050
Paper — 2.2%
Cascades, Inc. Sr. Nt. 7.75% due 12/15/2017(1)	200,000	201,500
7.875% due 1/15/2020(1)	310,000	311,550
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	764,000	783,100
Rock-Tenn Co. 9.25% due 3/15/2016	260,000	283,400
Sr. Nt. 9.25% due 3/15/2016(1)	260,000	283,400
		1,862,950
Pipelines — 3.7%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018	520,000	501,800
Crosstex Energy 8.875% due 2/15/2018(1)	530,000	546,562
El Paso Corp.
Sr. Nt. 8.25% due 2/15/2016	140,000	149,450
12.00% due 12/12/2013	520,000	608,400
MarkWest Energy Partners L.P.
Ser. B 6.875% due 11/1/2014	130,000	127,400
Sr. Nt. Ser. B 8.50% due 7/15/2016	340,000	345,525
Niska Gas Storage US LLC Sr. Nt. 8.875% due 3/15/2018(1)	440,000	449,900
Regency Energy Partners L.P. Sr. Nt. 9.375% due 6/1/2016(1)	260,000	275,600
Targa Resources Partners L.P. 8.25% due 7/1/2016	140,000	143,150
		3,147,787
Railroads — 0.9%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	340,000	324,700
RailAmerica, Inc. Sr. Sec. Nt. 9.25% due 7/1/2017	450,000	479,813
		804,513

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Retailers — 2.9%
Burlington Coat Factory Warehouse Corp. 11.125% due 4/15/2014	$350,000	$370,125
J.C. Penney Corp., Inc. Sr. Nt. 7.65% due 8/15/2016	870,000	952,650
Sonic Automotive, Inc. Sr. Sub. Nt. 9.00% due 3/15/2018(1)	170,000	174,250
Susser Holdings LLC 10.625% due 12/15/2013	450,000	468,000
The Neiman Marcus Group, Inc. 10.375% due 10/15/2015	460,000	474,950
		2,439,975
Supermarkets — 0.7%
The Great Atlantic & Pacific Tea Co., Inc. Sr. Sec. Nt. 11.375% due 8/1/2015(1)	130,000	128,050
Tops Markets LLC Sr. Sec. Nt. 10.125% due 10/15/2015(1)	470,000	488,800
		616,850
Technology — 5.8%
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	370,000	369,075
DuPont Fabros Technology LP 8.50% due 12/15/2017(1)	380,000	391,400
First Data Corp. 9.875% due 9/24/2015	1,300,000	1,121,250
GXS Worldwide, Inc. Sr. Sec. Nt. 9.75% due 6/15/2015(1)	380,000	365,750
Iron Mountain, Inc. Sr. Sub. Nt. 8.375% due 8/15/2021	260,000	270,400
Seagate Technology HDD Holdings 6.80% due 10/1/2016	420,000	421,050
Sitel LLC Sr. Nt. 11.50% due 4/1/2018(1)	330,000	332,475
Stream Global Services, Inc. Sr. Sec. Nt. 11.25% due 10/1/2014(1)	280,000	291,200
SunGard Data Systems, Inc. 10.625% due 5/15/2015	720,000	784,800
Terremark Worldwide, Inc. Sr. Sec. Nt. 12.00% due 6/15/2017(1) (5)	250,000	287,500
Viasystems, Inc. Sr. Sec. Nt. 12.00% due 1/15/2015(1)	280,000	303,100
		4,938,000
Textile — 0.1%
Hanesbrands, Inc. Sr. Nt. 8.00% due 12/15/2016	100,000	103,500
		103,500
Transportation Services — 2.3%
Avis Budget Car Rental LLC
Sr. Nt. 2.75% due 5/15/2014(3)	85,000	73,950
7.625% due 5/15/2014	85,000	84,150
7.75% due 5/15/2016	255,000	249,900
9.625% due 3/15/2018(1)	350,000	365,750
Hertz Corp. 8.875% due 1/1/2014	690,000	708,975
Navios Maritime Holdings, Inc. Nt. 8.875% due 11/1/2017(1)	280,000	289,800
Teekay Corp. Sr. Nt. 8.50% due 1/15/2020	200,000	209,000
		1,981,525
Wireless — 4.1%
Nextel Communications, Inc. Ser. F 5.95% due 3/15/2014	740,000	690,050
Ser. E 6.875% due 10/31/2013	200,000	195,000
Ser. D 7.375% due 8/1/2015	100,000	95,000
NII Capital Corp. 8.875% due 12/15/2019(1)	660,000	683,100
SBA Telecommunications, Inc.
8.00% due 8/15/2016(1)	320,000	336,800
8.25% due 8/15/2019(1)	220,000	234,300
Sprint Capital Corp. 6.90% due 5/1/2019	655,000	599,325
Sprint Nextel Corp. Sr. Nt. 8.375% due 8/15/2017	520,000	522,600
Wind Acquisition Finance SA Sr. Nt. 11.75% due 7/15/2017(1)	130,000	143,650
		3,499,825
Wirelines — 1.3%
Frontier Communications Corp. Sr. Nt. 8.125% due 10/1/2018	460,000	460,000
GCI, Inc. Sr. Nt. 8.625% due 11/15/2019(1)	140,000	142,625
New Communications Holdings, Inc. Sr. Nt. 8.25% due 4/15/2017(1)	220,000	223,850
Windstream Corp. 7.875% due 11/1/2017	240,000	236,400
		1,062,875
Total Corporate Bonds (Cost $77,706,845)		81,490,991

	Shares
Common Stocks — 0.6%
Banking — 0.6%
Citigroup, Inc.	125,692	509,053
Total Common Stocks (Cost $378,408)		509,053

	Principal Amount
Repurchase Agreements — 1.8%
StateStreet Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $1,524,000, due 4/1/2010(7)	$1,524,000	1,524,000
Total Repurchase Agreements (Cost $1,524,000)		1,524,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond VIP Series (continued)

Total Investments — 98.7% (Cost $79,609,253)	$83,524,044
Other Assets, Net — 1.3%	1,142,119
Total Net Assets — 100.0%	$84,666,163

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At March 31, 2010, the aggregate market value of these securities amounted to $28,120,758, representing 33.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Maturity is perpetual. Maturity date presented represents the next call date.
(3)	Variable rate security. The rate shown is the rate in effect at March 31, 2010.
(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(5)	Step-up bond.
(6)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Stallion Oilfield Services Sr. Nt.	9.75%	2/1/2015	$870,000	$570,900	$556,800

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$1,556,988

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$81,490,991	$—	$81,490,991
Common Stocks	509,053	—	—	509,053
Repurchase Agreements	—	1,524,000	—	1,524,000
Total	$509,053	$83,014,991	$—	$83,524,044

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series

March 31, 2010 (unaudited)	Principal Amount	Value
Commercial Paper — 77.7%
Airport Development & Maintenance — 2.6%
Los Angeles Department of Airports 0.25% due 5/11/2010	$5,000,000	$4,998,611
		4,998,611
Computers — 7.7%
Dell, Inc. 0.12% due 4/14/2010(1)	5,000,000	4,999,784
Hewlett-Packard Co.
0.15% due 4/30/2010(1)	2,000,000	1,999,758
0.16% due 4/30/2010(1)	3,000,000	2,999,613
International Business Machines Corp. 0.11% due 4/1/2010(1)	5,000,000	5,000,000
		14,999,155
Conglomerates — 2.6%
General Electric Capital Corp. 0.13% due 4/30/2010	5,000,000	4,999,477
		4,999,477
Education Revenue — 2.8%
Cornell University 0.18% due 6/9/2010	2,500,000	2,499,137
Yale University 0.15% due 5/3/2010	3,000,000	2,999,600
		5,498,737
Electric — 6.2%
Electricite de France
0.13% due 4/1/2010(1)	5,000,000	5,000,000
0.18% due 4/28/2010(1)	2,000,000	1,999,730
Hydro-Quebec 0.13% due 4/13/2010(1)	5,000,000	4,999,783
		11,999,513
Finance Companies — 2.6%
Private Export Funding Corp. 0.17% due 7/6/2010(1)	5,000,000	4,997,733
		4,997,733
Financial - Banks — 2.6%
BNP Paribas Finance, Inc. 0.10% due 4/1/2010	5,000,000	5,000,000
		5,000,000
Food And Beverage — 10.0%
Campbell Soup Co. 0.11% due 4/12/2010(1)	5,500,000	5,499,815
Nestle Capital Corp.
0.16% due 6/14/2010(1)	2,000,000	1,999,342
0.17% due 5/21/2010(1)	3,000,000	2,999,292
Pepsico, Inc.
0.12% due 5/3/2010(1)	2,000,000	1,999,787
0.14% due 4/28/2010(1)	5,000,000	4,999,475
The Coca-Cola Co. 0.20% due 6/7/2010(1)	2,000,000	1,999,255
		19,496,966
Household Products - Wares — 3.6%
Proctor & Gamble Co.
0.11% due 4/19/2010(1)	5,000,000	4,999,725
0.16% due 4/29/2010(1)	2,000,000	1,999,751
		6,999,476
Machinery — 1.0%
John Deere Bank S.A. 0.15% due 4/23/2010(1)	2,000,000	1,999,817
		1,999,817
Oil & Gas Services — 6.2%
Baker Hughes, Inc.
0.10% due 4/1/2010(1)	5,000,000	5,000,000
0.14% due 4/16/2010(1)	2,000,000	1,999,883
Koch Resources LLC 0.18% due 4/16/2010(1)	5,000,000	4,999,625
		11,999,508
Personal Products — 3.6%
L’Oreal U.S.A., Inc.
0.12% due 4/7/2010(1)	5,000,000	4,999,900
0.14% due 5/17/2010(1)	2,000,000	1,999,642
		6,999,542
Pharmaceuticals — 10.8%
Abbot Laboratories
0.11% due 4/5/2010(1)	2,000,000	1,999,976
0.16% due 4/28/2010(1)	2,000,000	1,999,760
Medtronic, Inc. 0.16% due 4/21/2010(1)	5,000,000	4,999,556
Merck & Co., Inc.
0.11% due 4/15/2010(1)	2,000,000	1,999,914
0.12% due 4/15/2010(1)	3,000,000	2,999,860
Roche Holdings, Inc.
0.15% due 5/3/2010(1)	2,000,000	1,999,733
0.16% due 4/6/2010(1)	5,000,000	4,999,889
		20,998,688
Software — 2.6%
Microsoft Corp.
0.16% due 5/26/2010(1)	2,000,000	1,999,511
0.19% due 8/17/2010(1)	3,000,000	2,997,815
		4,997,326
Telecommunications — 2.6%
AT&T, Inc. 0.12% due 4/5/2010(1)	5,000,000	4,999,933
		4,999,933
Tobacco — 1.0%
Philip Morris International, Inc. 0.30% due 8/11/2010(1)	2,000,000	1,997,800
		1,997,800
Transportation — 4.1%
NetJets, Inc. 0.16% due 5/14/2010(1)	3,000,000	2,999,427
United Parcel Service, Inc. 0.12% due 5/3/2010(1)	5,000,000	4,999,467
		7,998,894
Utilities - Electric & Water — 5.1%
National Rural Utilities Cooperative Finance Corp. 0.20% due 4/19/2010	5,000,000	4,999,500
Southern Co. 0.17% due 4/8/2010(1)	5,000,000	4,999,835
		9,999,335
Total Commercial Paper (Cost $150,980,511)		150,980,511

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series (continued)

March 31, 2010 (unaudited)	Principal Amount	Value
Municipal Securities — 21.9%
Connecticut — 4.5%
Connecticut St. Housing Fin. Auth. Ser. B-4 0.35% due 4/1/2010(2)	$8,675,000	$8,675,000
		8,675,000
District Of Columbia — 0.5%
District of Columbia Univ. Rev. Ref-Georgetown Univ. Ser. C 0.28% due 4/1/2010(2)	1,000,000	1,000,000
		1,000,000
Iowa — 1.9%
Iowa Fin. Auth. Single Family Mtg. Rev. Mtg. Bkd. Secs. Prog. Ser. C 0.23% due 4/1/2010(2)	3,735,000	3,735,000
		3,735,000
Nebraska — 1.8%
Nebraska Pub. Pwr. Dist. 0.37% due 11/1/2010	3,525,000	3,517,247
		3,517,247
New Jersey — 2.6%
New Jersey St. Tax & Rev. Antic. Nts. 2.50% due 6/24/2010	5,000,000	5,022,462
		5,022,462
New York — 10.6%
New York St. Environmental Facs. Corp. St. Personal Income Tax Rev. 3.50% due 12/15/2010	3,095,000	3,154,837
New York St. Pwr. Auth. 0.25% due 4/1/2010	5,000,000	5,000,000
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.32% due 4/1/2010(2)	2,500,000	2,500,000
St. Facs. Ser. A3C
0.32% due 4/1/2010(2)	5,000,000	5,000,000
Triborough Brdg. & Tunl. Auth. NY Revs. Bd. Antic. Nts. 2.00% due 11/15/2010	5,000,000	5,048,489
		20,703,326
Total Municipal Securities (Cost $42,653,035)		42,653,035
Repurchase Agreements — 0.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $704,000, due 4/1/2010(3)	704,000	704,000
Total Repurchase Agreements (Cost $704,000)		704,000
Total Investments — 100.0% (Cost $194,337,546)		194,337,546
Other Liabilities, Net — 0.0%		(44,756)
Total Net Assets — 100.0%		$194,292,790

(1)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At March 31, 2010, the aggregate market value of these securities amounted to $125,484,186, representing 64.6% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.
(2)	Variable rate demand note. The rate shown is the rate in effect at March 31, 2010.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLB	4.375%	9/17/2010	$719,453

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market VIP Series (continued)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$150,980,511	$—	$150,980,511
Municipal Securities	—	42,653,035	—	42,653,035
Repurchase Agreements	—	704,000	—	704,000
Total	$—	$194,337,546	$—	$194,337,546

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series

March 31, 2010 (unaudited)	Shares	Value
Common Stocks — 97.6%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	3,146	$122,096
The Interpublic Group of Companies, Inc.(1)	4,915	40,893
		162,989
Aerospace — 2.4%
FLIR Systems, Inc.(1)	1,532	43,202
General Dynamics Corp.	3,767	290,812
Goodrich Corp.	1,256	88,573
L-3 Communications Holdings, Inc.	1,184	108,490
Lockheed Martin Corp.	3,085	256,734
Northrop Grumman Corp.	2,983	195,595
Raytheon Co.	3,803	217,227
Rockwell Collins, Inc.	1,596	99,894
Textron, Inc.	2,634	55,920
The Boeing Co.	7,488	543,704
United Technologies Corp.	9,229	679,347
		2,579,498
Air Transport — 0.4%
FedEx Corp.	3,065	286,271
Southwest Airlines Co.	7,328	96,876
		383,147
Aluminum — 0.1%
Alcoa, Inc.	10,072	143,425
		143,425
Asset Management & Custodian — 0.8%
Federated Investors, Inc., Class B	896	23,637
Franklin Resources, Inc.	1,461	162,025
Invesco Ltd.	4,209	92,219
Janus Capital Group, Inc.	1,845	26,365
Legg Mason, Inc.	1,642	47,076
Northern Trust Corp.	2,448	135,277
State Street Corp.	4,871	219,877
T. Rowe Price Group, Inc.	2,509	137,819
		844,295
Auto Parts — 0.3%
Genuine Parts Co.	1,613	68,133
Johnson Controls, Inc.	6,600	217,734
		285,867
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,270	28,693
		28,693
Automobiles — 0.4%
Ford Motor Co.(1)	33,333	418,996
		418,996
Back Office Support, HR, And Consulting — 0.4%
Automatic Data Processing, Inc.	5,072	225,552
Iron Mountain, Inc.	1,822	49,923
Monster Worldwide, Inc.(1)	1,282	21,294
Paychex, Inc.	3,254	99,898
Robert Half International, Inc.	1,536	46,740
		443,407
Banks: Diversified — 4.7%
Bank of America Corp.(2)	99,324	1,772,933
BB&T Corp.	6,899	223,459
Comerica, Inc.	1,731	65,847
Fifth Third Bancorp	7,849	106,668
First Horizon National Corp.(1)	2,278	32,002
Huntington Bancshares, Inc.	7,090	38,073
KeyCorp	8,910	69,052
M&T Bank Corp.	836	66,362
Marshall & Ilsley Corp.	5,106	41,103
PNC Financial Services Group, Inc.	5,104	304,709
Regions Financial Corp.	11,415	89,608
SunTrust Banks, Inc.	4,903	131,351
U.S. Bancorp	18,907	489,313
Wells Fargo & Co.	51,297	1,596,363
Zions Bancorporation	1,396	30,461
		5,057,304
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,784	67,742
People’s United Financial, Inc.	3,674	57,461
		125,203
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,118	66,465
Constellation Brands, Inc., Class A(1)	2,018	33,176
Molson Coors Brewing Co., Class B	1,579	66,413
		166,054
Beverage: Soft Drinks — 2.3%
Coca-Cola Enterprises, Inc.	3,214	88,899
Dr. Pepper Snapple Group, Inc.	2,500	87,925
PepsiCo, Inc.	16,139	1,067,756
The Coca-Cola Co.	22,872	1,257,960
		2,502,540
Biotechnology — 1.6%
Amgen, Inc.(1)	9,682	578,596
Baxter International, Inc.	5,964	347,105
Biogen Idec, Inc.(1)	2,633	151,029
Celgene Corp.(1)	4,550	281,918
Cephalon, Inc.(1)	762	51,648
Genzyme Corp.(1)	2,730	141,496
Life Technologies Corp.(1)	1,786	93,354
Millipore Corp.(1)	566	59,770
		1,704,916
Building Materials — 0.1%
Masco Corp.	3,437	53,342
Vulcan Materials Co.	1,264	59,712
		113,054
Cable Television Services — 1.0%
Comcast Corp., Class A	28,053	527,957
DIRECTV, Class A(1)	9,223	311,830
Scripps Networks Interactive, Inc., Class A	905	40,137
Time Warner Cable, Inc.	3,456	184,239
		1,064,163
Casinos & Gambling — 0.0%
International Game Technology	2,836	52,324
		52,324
Chemicals: Diversified — 0.9%
Airgas, Inc.	824	52,423
E.I. du Pont de Nemours & Co.	8,875	330,505
Eastman Chemical Co.	694	44,194
Ecolab, Inc.	2,403	105,612
FMC Corp.	736	44,557
Sigma-Aldrich Corp.	1,222	65,573
The Dow Chemical Co.	11,395	336,950
		979,814
Chemicals: Speciality — 0.4%
Air Products & Chemicals, Inc.	2,127	157,292
International Flavors & Fragrances, Inc.	799	38,088
Praxair, Inc.	3,032	251,656
		447,036
Coal — 0.2%
CONSOL Energy, Inc.	1,831	78,110
Massey Energy Co.	849	44,394
Peabody Energy Corp.	2,601	118,866
		241,370

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	567	$21,977
		21,977
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,681	159,535
		159,535
Communications Technology — 2.3%
Cisco Systems, Inc.(1)	56,657	1,474,782
Harris Corp.	1,329	63,114
JDS Uniphase Corp.(1)	2,196	27,516
Juniper Networks, Inc.(1)	5,088	156,100
QLogic Corp.(1)	1,199	24,339
QUALCOMM, Inc.	16,560	695,354
Tellabs, Inc.	3,996	30,250
		2,471,455
Computer Services, Software & Systems — 5.8%
Adobe Systems, Inc.(1)	5,245	185,516
Akamai Technologies, Inc.(1)	1,742	54,716
Autodesk, Inc.(1)	2,327	68,460
BMC Software, Inc.(1)	1,866	70,908
CA, Inc.	4,028	94,537
Citrix Systems, Inc.(1)	1,862	88,389
Cognizant Technology Solutions Corp., Class A(1)	2,932	149,473
Computer Sciences Corp.(1)	1,534	83,588
Compuware Corp.(1)	2,393	20,101
Google, Inc., Class A(1)	2,385	1,352,319
Intuit, Inc.(1)	3,107	106,694
McAfee, Inc.(1)	1,589	63,767
Microsoft Corp.(2)	75,504	2,210,002
Novell, Inc.(1)	3,557	21,306
Oracle Corp.	38,597	991,557
Red Hat, Inc.(1)	1,903	55,701
SAIC, Inc.(1)	3,016	53,383
Salesforce.com, Inc.(1)	1,100	81,895
Symantec Corp.(1)	8,267	139,878
Teradata Corp.(1)	1,609	46,484
VeriSign, Inc.(1)	1,969	51,214
Yahoo! Inc.(1)	12,066	199,451
		6,189,339
Computer Technology — 5.6%
Apple, Inc.(1)(2)	8,974	2,108,262
Dell, Inc.(1)	16,819	252,453
EMC Corp.(1)	20,475	369,369
Hewlett-Packard Co.	23,292	1,237,970
International Business Machines Corp.(2)	12,852	1,648,269
NetApp, Inc.(1)	3,393	110,476
NVIDIA Corp.(1)	5,545	96,372
SanDisk Corp.(1)	2,252	77,987
Western Digital Corp.(1)	2,202	85,856
		5,987,014
Consumer Electronics — 0.0%
Harman International Industries, Inc.(1)	656	30,688
		30,688
Consumer Lending — 0.1%
SLM Corp.(1)	4,736	59,295
		59,295
Consumer Services: Miscellaneous — 0.4%
eBay, Inc.(1)	11,164	300,870
H & R Block, Inc.	3,389	60,324
Western Union Co.	6,904	117,092
		478,286
Containers & Packaging — 0.2%
Ball Corp.	951	50,764
Bemis Co., Inc.	1,088	31,247
Owens-Illinois, Inc.(1)	1,655	58,819
Pactiv Corp.(1)	1,333	33,565
Sealed Air Corp.	1,609	33,918
		208,313
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	4,239	354,126
		354,126
Cosmetics — 0.2%
Avon Products, Inc.	4,146	140,425
Estee Lauder Companies, Inc., Class A	1,162	75,379
		215,804
Diversified Financial Services — 4.3%
Ameriprise Financial, Inc.	2,482	112,583
Bank of New York Mellon Corp.	12,021	371,208
Capital One Financial Corp.	4,509	186,718
Citigroup, Inc.(1)	194,659	788,369
JPMorgan Chase & Co.(2)	39,344	1,760,644
Leucadia National Corp.(1)	1,921	47,660
Morgan Stanley	13,854	405,784
The Goldman Sachs Group, Inc.	5,209	888,812
		4,561,778
Diversified Manufacturing Operations — 3.3%
3M Co.	7,036	587,998
Danaher Corp.	2,626	209,844
Dover Corp.	1,886	88,170
Eaton Corp.	1,628	123,354
General Electric Co.(2)	105,611	1,922,120
Honeywell International, Inc.	7,615	344,731
Illinois Tool Works, Inc.	3,900	184,704
ITT Corp.	1,849	99,125
		3,560,046
Diversified Media — 0.7%
Discovery Communications, Inc., Class A(1)	2,800	94,612
News Corp., Class A	22,186	319,700
Time Warner, Inc.	11,444	357,854
		772,166
Diversified Retail — 2.6%
Amazon.com, Inc.(1)	3,387	459,717
Big Lots, Inc.(1)	834	30,374
Costco Wholesale Corp.	4,407	263,142
Family Dollar Stores, Inc.	1,429	52,316
J.C. Penney Co., Inc.	2,395	77,047
Kohl’s Corp.(1)	3,093	169,434
Macy’s, Inc.	4,058	88,343
Nordstrom, Inc.	1,668	68,138
Sears Holdings Corp.(1)	476	51,613
Target Corp.	7,393	388,872
Wal-Mart Stores, Inc.	21,115	1,173,994
		2,822,990
Drug & Grocery Store Chains — 1.1%
CVS Caremark Corp.	13,733	502,079
Safeway, Inc.	3,733	92,802
SUPERVALU, Inc.	2,156	35,962
The Kroger Co.	6,595	142,848
Walgreen Co.	9,727	360,774
Whole Foods Market, Inc.(1)	1,670	60,371
		1,194,836
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	1,295	79,371

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
DeVry, Inc.	631	$41,141
		120,512
Electronic Components — 0.4%
Amphenol Corp., Class A	1,734	73,157
Corning, Inc.	15,242	308,041
Molex, Inc.	1,378	28,745
		409,943
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	3,288	61,354
		61,354
Energy Equipment — 0.1%
First Solar, Inc.(1)	489	59,976
		59,976
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,822	84,741
Jacobs Engineering Group, Inc.(1)	1,256	56,759
Quanta Services, Inc.(1)	2,124	40,696
		182,196
Entertainment — 0.8%
The Walt Disney Co.	19,201	670,307
Viacom, Inc., Class B(1)	5,942	204,286
		874,593
Environmental, Maintenance, And Security Services — 0.0%
Cintas Corp.	1,344	37,753
		37,753
Fertilizers — 0.4%
CF Industries Holdings, Inc.	483	44,040
Monsanto Co.	5,401	385,739
		429,779
Financial Data & Systems — 1.4%
American Express Co.	11,844	488,684
Discover Financial Services	5,425	80,833
Equifax, Inc.	1,273	45,573
Fidelity National Information Services, Inc.	3,313	77,657
Fiserv, Inc.(1)	1,561	79,236
MasterCard, Inc., Class A	950	241,300
Moody’s Corp.	1,989	59,173
The Dun & Bradstreet Corp.	527	39,219
Total System Services, Inc.	1,995	31,242
Visa, Inc., Class A	4,411	401,533
		1,544,450
Foods — 1.8%
Campbell Soup Co.	1,947	68,826
ConAgra Foods, Inc.	4,484	112,414
Dean Foods Co.(1)	1,838	28,838
General Mills, Inc.	3,292	233,041
H.J. Heinz Co.	3,190	145,496
Hormel Foods Corp.	700	29,407
Kellogg Co.	2,592	138,491
Kraft Foods, Inc., Class A	17,185	519,674
McCormick & Co., Inc.	1,307	50,136
Mead Johnson Nutrition Co., Class A	2,000	104,060
Sara Lee Corp.	7,035	97,998
Sysco Corp.	5,964	175,938
The Hershey Co.	1,676	71,750
The J.M. Smucker Co.	1,200	72,312
Tyson Foods, Inc., Class A	3,095	59,269
		1,907,650
Forest Products — 0.1%
Weyerhaeuser Co.	2,012	91,083
		91,083
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,958	41,803
		41,803
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	6,511	188,168
		188,168
Gas Pipeline — 0.3%
El Paso Corp.	7,104	77,007
EQT Corp.	1,325	54,325
Spectra Energy Corp.	6,541	147,369
		278,701
Gold — 0.2%
Newmont Mining Corp.	4,904	249,761
		249,761
Health Care Facilities — 0.1%
DaVita, Inc.(1)	1,058	67,077
Tenet Healthcare Corp.(1)	4,382	25,065
		92,142
Health Care Management Services — 0.9%
Aetna, Inc.	4,231	148,550
CIGNA Corp.	2,661	97,339
Coventry Health Care, Inc.(1)	1,451	35,869
Humana, Inc.(1)	1,719	80,398
UnitedHealth Group, Inc.(1)	11,426	373,287
WellPoint, Inc.(1)	4,396	283,015
		1,018,458
Health Care Services — 0.7%
Express Scripts, Inc.(1)	2,719	276,685
McKesson Corp.	2,694	177,050
Medco Health Solutions, Inc.(1)	4,581	295,749
		749,484
Home Building — 0.1%
D.R. Horton, Inc.	2,796	35,230
Lennar Corp., Class A	1,556	26,779
Pulte Homes, Inc.(1)	3,209	36,101
		98,110
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	2,552	80,439
Starwood Hotels & Resorts Worldwide, Inc.	1,868	87,123
Wyndham Worldwide Corp.	1,731	44,539
Wynn Resorts Ltd.	664	50,351
		262,452
Household Appliances — 0.1%
Whirlpool Corp.	738	64,391
		64,391
Household Equipment & Products — 0.2%
Fortune Brands, Inc.	1,492	72,377
Newell Rubbermaid, Inc.	2,725	41,420
Snap-On, Inc.	586	25,397
Stanley Black & Decker, Inc.	1,528	87,723
		226,917
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,581	34,213
		34,213
Insurance: Life — 0.8%
AFLAC, Inc.	4,619	250,766
Lincoln National Corp.	2,955	90,718
Principal Financial Group, Inc.	3,117	91,048
Prudential Financial, Inc.	4,604	278,542
Torchmark Corp.	836	44,734
Unum Group	3,357	83,153
		838,961
Insurance: Multi-Line — 2.2%
American International Group, Inc.(1)	1,332	45,475
Aon Corp.	2,641	112,797
Assurant, Inc.	1,197	41,153

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	16,300	$1,324,701
Genworth Financial, Inc., Class A(1)	4,813	88,270
Loews Corp.	3,510	130,853
Marsh & McLennan Companies, Inc.	5,332	130,207
MetLife, Inc.	8,076	350,014
The Hartford Financial Services Group, Inc.	3,800	107,996
		2,331,466
Insurance: Property-Casualty — 0.8%
Cincinnati Financial Corp.	1,650	47,685
The Allstate Corp.	5,203	168,109
The Chubb Corp.	3,252	168,616
The Progressive Corp.	6,573	125,478
The Travelers Companies, Inc.	5,066	273,260
XL Capital Ltd., Class A	3,343	63,183
		846,331
Leisure Time — 0.3%
Carnival Corp.	4,293	166,912
Expedia, Inc.	2,122	52,965
Priceline.com, Inc.(1)	440	112,200
		332,077
Luxury Items — 0.1%
Tiffany & Co.	1,257	59,695
		59,695
Machinery: Agricultural — 0.2%
Deere & Co.	4,138	246,045
		246,045
Machinery: Construction & Handling — 0.4%
Caterpillar, Inc.	6,131	385,333
		385,333
Machinery: Engines — 0.1%
Cummins, Inc.	1,962	121,546
		121,546
Medical & Dental Instruments & Supplies — 0.8%
Becton, Dickinson and Co.	2,333	183,677
Boston Scientific Corp.(1)	15,268	110,235
C.R. Bard, Inc.	946	81,943
DENTSPLY International, Inc.	1,500	52,275
Patterson Companies, Inc.	949	29,466
St. Jude Medical, Inc.(1)	3,232	132,674
Stryker Corp.	2,858	163,535
Zimmer Holdings, Inc.(1)	2,171	128,523
		882,328
Medical Equipment — 0.9%
CareFusion Corp.(1)	1,836	48,525
Intuitive Surgical, Inc.(1)	376	130,897
Medtronic, Inc.	10,923	491,863
PerkinElmer, Inc.	1,183	28,274
Thermo Fisher Scientific, Inc.(1)	4,133	212,601
Varian Medical Systems, Inc.(1)	1,270	70,269
		982,429
Medical Services — 0.2%
Laboratory Corp. of America Holdings(1)	1,086	82,221
Quest Diagnostics, Inc.	1,488	86,736
		168,957
Metal Fabricating — 0.2%
Fastenal Co.	1,347	64,642
Precision Castparts Corp.	1,397	177,014
		241,656
Metals & Minerals: Diversified — 0.1%
Cliffs Natural Resources, Inc.	1,331	94,435
Titanium Metals Corp.(1)	843	13,985
		108,420
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	1,140	41,507
Lexmark International Group, Inc., Class A(1)	790	28,503
Pitney Bowes, Inc.	2,108	51,541
Xerox Corp.	13,025	126,994
		248,545
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	704	62,522
		62,522
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	3,137	146,937
BJ Services Co.	2,957	63,280
Cameron International Corp.(1)	2,466	105,693
FMC Technologies, Inc.(1)	1,193	77,104
Halliburton Co.	9,043	272,466
Helmerich & Payne, Inc.	1,022	38,918
Nabors Industries Ltd.(1)	2,739	53,766
National-Oilwell Varco, Inc.	4,130	167,595
Rowan Companies, Inc.(1)	1,149	33,447
Schlumberger Ltd.	11,872	753,397
Smith International, Inc.	2,512	107,564
		1,820,167
Oil: Crude Producers — 2.6%
Anadarko Petroleum Corp.	4,839	352,424
Apache Corp.	3,304	335,356
Cabot Oil & Gas Corp.	1,048	38,566
Chesapeake Energy Corp.	6,499	153,636
Denbury Resources, Inc.(1)	3,467	58,488
Devon Energy Corp.	4,351	280,335
EOG Resources, Inc.	2,475	230,027
Noble Energy, Inc.	1,758	128,334
Occidental Petroleum Corp.	7,992	675,644
Pioneer Natural Resources Co.	1,121	63,135
Range Resources Corp.	1,594	74,711
Southwestern Energy Co.(1)	3,486	141,950
XTO Energy, Inc.	5,874	277,135
		2,809,741
Oil: Integrated — 5.6%
Chevron Corp.	19,874	1,507,045
ConocoPhillips	14,700	752,199
Exxon Mobil Corp.(2)	46,791	3,134,061
Hess Corp.	2,945	184,210
Marathon Oil Corp.	6,974	220,657
Murphy Oil Corp.	1,935	108,728
Williams Companies, Inc.	5,649	130,492
		6,037,392
Oil: Refining And Marketing — 0.2%
Sunoco, Inc.	1,188	35,296
Tesoro Corp.	1,178	16,374
Valero Energy Corp.	5,699	112,270
		163,940
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,672	109,349
The Sherwin-Williams Co.	911	61,656
		171,005
Paper — 0.1%
International Paper Co.	4,246	104,494
MeadWestvaco Corp.	1,633	41,723
		146,217
Personal Care — 2.4%
Clorox Co.	1,394	89,411
Colgate-Palmolive Co.	4,877	415,813
Kimberly-Clark Corp.	4,196	263,845

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
The Procter & Gamble Co.(2)	28,744	$1,818,633
		2,587,702
Pharmaceuticals — 6.6%
Abbott Laboratories	15,364	809,376
Allergan, Inc.	3,113	203,341
AmerisourceBergen Corp.	2,827	81,757
Bristol-Myers Squibb Co.	17,106	456,730
Cardinal Health, Inc.	3,637	131,041
Eli Lilly & Co.	10,043	363,757
Forest Laboratories, Inc.(1)	3,060	95,962
Gilead Sciences, Inc.(1)	8,939	406,546
Hospira, Inc.(1)	1,629	92,283
Johnson & Johnson(2)	27,207	1,773,896
King Pharmaceuticals, Inc.(1)	2,508	29,494
Merck & Co., Inc.	30,824	1,151,276
Mylan, Inc.(1)	3,094	70,265
Pfizer, Inc.	79,721	1,367,215
Watson Pharmaceuticals, Inc.(1)	1,076	44,945
		7,077,884
Photography — 0.0%
Eastman Kodak Co.(1)	2,715	15,720
		15,720
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	633	68,440
		68,440
Production Technology Equipment — 0.3%
Applied Materials, Inc.	13,502	182,007
KLA-Tencor Corp.	1,726	53,368
Novellus Systems, Inc.(1)	986	24,650
Teradyne, Inc.(1)	1,769	19,760
		279,785
Publishing — 0.2%
Gannett Co., Inc.	2,277	37,616
Meredith Corp.	367	12,629
The McGraw-Hill Companies, Inc.	3,189	113,688
The New York Times Co., Class A(1)	1,171	13,033
The Washington Post Co., Class B	63	27,983
		204,949
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	6,614	92,199
		92,199
Railroads — 0.7%
CSX Corp.	3,829	194,896
Norfolk Southern Corp.	3,650	203,998
Union Pacific Corp.	4,939	362,029
		760,923
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,601	41,226
		41,226
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,183	21,779
AvalonBay Communities, Inc.	809	69,857
Boston Properties, Inc.	1,403	105,842
Equity Residential	2,772	108,524
HCP, Inc.	2,964	97,812
Health Care REIT, Inc.	1,216	55,000
Host Hotels & Resorts, Inc.	6,456	94,581
Kimco Realty Corp.	4,064	63,561
Plum Creek Timber Co., Inc.	1,646	64,046
ProLogis	4,685	61,842
Public Storage, Inc.	1,373	126,302
Simon Property Group, Inc.	2,867	240,541
Ventas, Inc.	1,577	74,876
Vornado Realty Trust	1,556	117,789
		1,302,352
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,252	63,214
		63,214
Restaurants — 1.1%
Darden Restaurants, Inc.	1,409	62,757
McDonald’s Corp.	10,648	710,434
Starbucks Corp.(1)	7,285	176,807
Yum! Brands, Inc.	4,717	180,803
		1,130,801
Scientific Instruments: Control & Filter — 0.4%
Flowserve Corp.	567	62,523
Pall Corp.	1,194	48,345
Parker Hannifin Corp.	1,578	102,160
Rockwell Automation, Inc.	1,368	77,100
Roper Industries, Inc.	900	52,056
Waters Corp.(1)	966	65,244
		407,428
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	7,351	370,049
		370,049
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	3,429	117,923
		117,923
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	3,261	94,634
Stericycle, Inc.(1)	838	45,671
Waste Management, Inc.	4,800	165,264
		305,569
Securities Brokerage & Services — 0.6%
CME Group, Inc.	667	210,845
E*TRADE Financial Corp.(1)	15,700	25,905
IntercontinentalExchange, Inc.(1)	741	83,125
NYSE Euronext	2,632	77,934
The Charles Schwab Corp.	9,646	180,284
The NASDAQ OMX Group, Inc.(1)	1,431	30,223
		608,316
Semiconductors & Components — 2.1%
Advanced Micro Devices, Inc.(1)	5,417	50,216
Altera Corp.	2,971	72,225
Analog Devices, Inc.	2,946	84,904
Broadcom Corp., Class A	4,231	140,385
Intel Corp.	54,462	1,212,324
Linear Technology Corp.	2,264	64,026
LSI Corp.(1)	6,592	40,343
MEMC Electronic Materials, Inc.(1)	2,270	34,799
Microchip Technology, Inc.	1,852	52,152
Micron Technology, Inc.(1)	8,255	85,769
National Semiconductor Corp.	2,371	34,261
Texas Instruments, Inc.	12,239	299,488
Xilinx, Inc.	2,790	71,145
		2,242,037
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A	888	40,528
AutoNation, Inc.(1)	951	17,194
AutoZone, Inc.(1)	308	53,312
Bed, Bath & Beyond, Inc.(1)	2,652	116,052
Best Buy Co., Inc.	3,457	147,061
GameStop Corp., Class A(1)	1,671	36,612
Limited Brands, Inc.	2,639	64,972
Lowe’s Companies, Inc.	14,559	352,910
O’Reilly Automotive, Inc.(1)	1,382	57,643

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

March 31, 2010 (unaudited)	Shares	Value
Office Depot, Inc.(1)	2,705	$21,586
RadioShack Corp.	1,265	28,627
Ross Stores, Inc.	1,223	65,394
Staples, Inc.	7,314	171,074
The Gap, Inc.	4,757	109,934
The Home Depot, Inc.	16,814	543,933
The TJX Companies, Inc.	4,195	178,371
Urban Outfitters, Inc.(1)	1,300	49,439
		2,054,642
Steel — 0.3%
AK Steel Holding Corp.	1,005	22,974
Allegheny Technologies, Inc.	987	53,288
Nucor Corp.	3,185	144,536
United States Steel Corp.	1,410	89,563
		310,361
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,867	30,227
		30,227
Telecommunications Equipment — 0.3%
American Tower Corp., Class A(1)	3,992	170,099
Motorola, Inc.(1)	22,568	158,427
		328,526
Textiles, Apparel & Shoes — 0.5%
Coach, Inc.	3,121	123,342
NIKE, Inc., Class B	3,858	283,563
Polo Ralph Lauren Corp.	562	47,792
VF Corp.	912	73,097
		527,794
Tobacco — 1.5%
Altria Group, Inc.	20,589	422,486
Lorillard, Inc.	1,573	118,353
Philip Morris International, Inc.	18,615	970,958
Reynolds American, Inc.	1,710	92,306
		1,604,103
Toys — 0.1%
Hasbro, Inc.	1,270	48,615
Mattel, Inc.	3,647	82,933
		131,548
Transportation: Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	2,152	79,452
United Parcel Service, Inc., Class B	9,810	631,862
		711,314
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,700	94,945
		94,945
Utilities: Electrical — 3.0%
Allegheny Energy, Inc.	1,720	39,560
Ameren Corp.	2,363	61,627
American Electric Power, Inc.	4,842	165,500
CMS Energy Corp.	2,329	36,006
Consolidated Edison, Inc.	2,769	123,331
Constellation Energy Group	2,033	71,379
Dominion Resources, Inc.	6,034	248,058
DTE Energy Co.	1,668	74,393
Duke Energy Corp.	13,154	214,673
Dynegy, Inc., Class A(1)	213	268
Edison International	3,294	112,556
Entergy Corp.	1,835	149,277
Exelon Corp.	6,531	286,123
FirstEnergy Corp.	3,082	120,475
FPL Group, Inc.	4,173	201,681
Northeast Utilities	1,756	48,536
NRG Energy, Inc.(1)	2,500	52,250
Pepco Holdings, Inc.	2,237	38,365
PG&E Corp.	3,739	158,609
Pinnacle West Capital Corp.	1,026	38,711
PPL Corp.	3,804	105,409
Progress Energy, Inc.	2,822	111,074
Public Service Enterprise Group, Inc.	5,006	147,777
SCANA Corp.	1,100	41,349
Southern Co.	8,118	269,193
TECO Energy, Inc.	2,173	34,529
The AES Corp.(1)	6,436	70,796
Wisconsin Energy Corp.	1,174	58,007
Xcel Energy, Inc.	4,591	97,329
		3,176,841
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	3,928	56,406
Nicor, Inc.	456	19,115
NiSource, Inc.	2,782	43,956
ONEOK, Inc.	1,000	45,650
Questar Corp.	1,776	76,723
Sempra Energy	2,490	124,251
		366,101
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	773	36,625
		36,625
Utilities: Telecommunications — 2.6%
AT&T, Inc.(2)	58,312	1,506,782
CenturyTel, Inc.	3,015	106,912
Frontier Communications Corp.	3,168	23,570
MetroPCS Communications, Inc.(1)	2,633	18,642
Qwest Communications International, Inc.	14,988	78,237
Sprint Nextel Corp.(1)	28,445	108,091
Verizon Communications, Inc.	27,947	866,916
Windstream Corp.	4,507	49,081
		2,758,231
Total Common Stocks (Cost $74,711,768)		104,668,180

	Principal Amount
U.S. Government Securities — 0.5%
U.S. Treasury Bills — 0.3%
United States Treasury Bill
0.18% due 9/23/2010(2)	$30,000	29,974
0.305% due 8/26/2010	160,000	159,801
0.325% due 9/23/2010(2)	100,000	99,842
		289,617
U.S. Treasury Notes — 0.2%
U.S. Treasury Notes
1.00% due 8/31/2011	75,000	75,346
3.125% due 5/15/2019	145,000	138,101
		213,447
Total U.S. Government Securities (Cost $506,608)		503,064
Repurchase Agreements — 1.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.00% dated 3/31/2010, maturity value of $2,032,000, due 4/1/2010(3)	2,032,000	2,032,000
Total Repurchase Agreements (Cost $2,032,000)		2,032,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index VIP Series (continued)

Total Investments — 100.0% (Cost $77,250,376)	107,203,244
Other Assets, Net — 0.0%	23,873
Total Net Assets — 100.0%	$107,227,117

(1)	Non-income producing security.
(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.
(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$2,074,188

The table below presents futures contracts as of March 31, 2010.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts S&P 500 E Mini Index	40	6/18/2010	$2,330	$95,076

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$104,668,180	$—	$—	$104,668,180
U.S Government Securities	—	503,064	—	503,064
Repurchase Agreements	—	2,032,000	—	2,032,000
Other Financial Instruments
Financial Futures Contracts	95,076	—	—	95,076
Total	$104,763,256	$2,535,064	$—	$107,298,320

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at March 31, 2010, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners VIP Series	$16,451,634	$3,200,620	$3,493,910	$(293,290)
RS Value VIP Series	3,057,321	461,115	503,123	(42,008)
RS Large Cap Alpha VIP Series	751,432,895	173,405,783	173,893,345	(487,562)
RS Global Natural Resources VIP Series	13,190,343	1,167,123	1,508,729	(341,606)
RS Small Cap Growth Equity VIP Series	80,677,138	21,429,230	22,255,525	(826,295)
RS International Growth VIP Series	207,959,073	46,089,086	61,899,760	(15,810,674)
RS Emerging Markets VIP Series	103,022,167	42,596,561	46,209,156	(3,612,595)
RS Investment Quality Bond VIP Series	586,204,992	12,415,791	17,691,421	(5,275,630)
RS Low Duration Bond VIP Series	79,934,792	1,199,226	1,382,417	(183,191)
RS High Yield Bond VIP Series	79,609,253	3,914,791	5,089,598	(1,174,807)
RS Money Market VIP Series	194,337,546	—	—	—
RS S&P 500 Index VIP Series	85,481,885	21,721,359	28,097,508	(6,376,149)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

Fair Value Measurements

In accordance with Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC Topic 820 established a hierarchy to establish classification of fair value measurement for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

During the three-month period ended March 31, 2010, there were no significant transfers between level 1 and level 2.

Derivative Instruments and Hedging Activities

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at March 31, 2010.

Derivative Instrument Type	RS S&P 500 Index VIP Series
Financial Futures Contracts	$95,076

RS S&P 500 Index VIP Series may, but will not necessarily, enter into derivative transactions, such as financial futures contracts, as a substitute for the purchase or sale of securities or when there is significant cash received from fund shares sold.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Variable Products Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ TERRY R. OTTON
Terry R. Otton, President
(Principal Executive Officer)

Date:	May 21, 2010

By:	/s/ JAMES E. KLESCEWSKI
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date:	May 21, 2010